UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2022
MFS®  Global Equity Fund
LGE-SEM

MFS® Global Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and the evolving geopolitical landscape in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve has hiked rates at consecutive meetings for the first time since 2006 and raised rates by more than 0.25% for the first time since 2000. Additional half-point hikes are expected at the Fed’s next two meetings as it seeks to adopt a neutral monetary policy stance before the end of the year. Richly valued growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The number of coronavirus cases outside of Asia remains well below prior peaks, and fewer are seriously ill. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lockdowns in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team, guided by a commitment to long-term fundamental investing, seeks to uncover what we believe are the best, most durable investment ideas in markets around the world. The result — combining collective expertise, long-term discipline, and thoughtful risk management — is what we consider to be a unique global investment platform that enables us to create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
June 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Thermo Fisher Scientific, Inc.	3.3%
Visa, Inc., “A”	3.2%
Medtronic PLC	2.8%
Roche Holding AG	2.7%
Schneider Electric SE	2.7%
Nestle S.A.	2.6%
Accenture PLC, “A”	2.6%
Comcast Corp., “A”	2.5%
Diageo PLC	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.2%
GICS equity sectors (g)
Health Care	20.0%
Industrials	18.5%
Information Technology	15.3%
Consumer Staples	14.1%
Financials	10.4%
Consumer Discretionary	7.9%
Materials	6.7%
Communication Services	6.4%
Equity Warrants (o)	0.0%
Issuer country weightings (x)
United States	55.4%
France	10.9%
Switzerland	8.7%
United Kingdom	7.3%
Germany	4.1%
Canada	3.8%
Netherlands	2.7%
Japan	1.9%
Sweden	1.5%
Other Countries	3.7%
Currency exposure weightings (y)
United States Dollar	58.1%
Euro	20.9%
Swiss Franc	8.7%
British Pound Sterling	7.3%
Japanese Yen	1.9%
Swedish Krona	1.5%
South Korean Won	0.9%
Danish Krone	0.5%
Mexican Peso	0.2%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
2

Portfolio Composition - continued
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2022.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2021 through April 30, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Expenses Paid During Period (p) 11/01/21-4/30/22
A	Actual	1.13%	$1,000.00	$872.66	$5.25
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
B	Actual	1.88%	$1,000.00	$869.22	$8.71
	Hypothetical (h)	1.88%	$1,000.00	$1,015.47	$9.39
C	Actual	1.88%	$1,000.00	$869.36	$8.71
	Hypothetical (h)	1.88%	$1,000.00	$1,015.47	$9.39
I	Actual	0.88%	$1,000.00	$873.56	$4.09
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
R1	Actual	1.88%	$1,000.00	$869.27	$8.71
	Hypothetical (h)	1.88%	$1,000.00	$1,015.47	$9.39
R2	Actual	1.38%	$1,000.00	$871.52	$6.40
	Hypothetical (h)	1.38%	$1,000.00	$1,017.95	$6.90
R3	Actual	1.13%	$1,000.00	$872.56	$5.25
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
R4	Actual	0.88%	$1,000.00	$873.55	$4.09
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
R6	Actual	0.79%	$1,000.00	$874.01	$3.67
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
4/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 3.0%
Honeywell International, Inc.	330,815	$ 64,016,011
MTU Aero Engines Holding AG	64,441	13,032,402
Rolls-Royce Holdings PLC (a)	11,655,898	11,902,449
		$ 88,950,862
Airlines – 0.8%
Aena S.A. (a)	170,263	$ 24,064,742
Alcoholic Beverages – 6.0%
Carlsberg Group	127,143	$ 16,093,160
Diageo PLC	1,454,292	72,067,562
Heineken N.V.	456,893	44,562,152
Pernod Ricard S.A.	220,836	45,499,901
		$ 178,222,775
Apparel Manufacturers – 4.0%
Burberry Group PLC	876,373	$ 17,233,724
Compagnie Financiere Richemont S.A.	333,143	38,725,518
LVMH Moet Hennessy Louis Vuitton SE	101,187	64,749,114
		$ 120,708,356
Automotive – 0.4%
Aptiv PLC (a)	114,123	$ 12,142,687
Broadcasting – 2.4%
Omnicom Group, Inc.	103,306	$ 7,864,686
Walt Disney Co. (a)	379,871	42,405,000
WPP Group PLC	1,826,915	22,659,689
		$ 72,929,375
Brokerage & Asset Managers – 2.6%
Charles Schwab Corp.	678,313	$ 44,992,501
Deutsche Boerse AG	89,977	15,775,910
London Stock Exchange Group PLC	160,279	15,903,971
		$ 76,672,382
Business Services – 10.0%
Accenture PLC, “A”	257,860	$ 77,450,830
Adecco S.A.	202,889	7,851,248
Brenntag AG	186,973	14,584,455
Cognizant Technology Solutions Corp., “A”	454,140	36,739,926
Compass Group PLC	1,045,051	22,012,522
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Equifax, Inc.	178,954	$ 36,420,718
Fidelity National Information Services, Inc.	437,171	43,345,505
Fiserv, Inc. (a)	469,974	46,019,854
PayPal Holdings, Inc. (a)	149,775	13,169,716
		$ 297,594,774
Cable TV – 2.5%
Comcast Corp., “A”	1,879,004	$ 74,709,199
Chemicals – 2.2%
3M Co.	242,533	$ 34,978,109
PPG Industries, Inc.	249,635	31,950,784
		$ 66,928,893
Computer Software – 2.5%
Check Point Software Technologies Ltd. (a)	226,941	$ 28,660,379
Oracle Corp.	634,039	46,538,462
		$ 75,198,841
Computer Software - Systems – 1.3%
Cisco Systems, Inc.	216,993	$ 10,628,317
Samsung Electronics Co. Ltd.	502,619	26,706,215
		$ 37,334,532
Construction – 0.5%
Otis Worldwide Corp.	214,080	$ 15,593,587
Consumer Products – 4.8%
Colgate-Palmolive Co.	357,486	$ 27,544,296
Essity AB	1,687,848	44,862,831
International Flavors & Fragrances, Inc.	220,274	26,719,236
Reckitt Benckiser Group PLC	559,753	43,667,266
		$ 142,793,629
Electrical Equipment – 4.5%
Amphenol Corp., “A”	271,171	$ 19,388,727
Legrand S.A.	377,181	33,294,601
Schneider Electric SE	565,630	80,559,309
		$ 133,242,637
Electronics – 0.9%
Hoya Corp.	133,900	$ 13,340,359
Microchip Technology, Inc.	223,900	14,598,280
		$ 27,938,639
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 4.3%
Danone S.A.	828,929	$ 49,833,105
Nestle S.A.	603,137	77,868,289
		$ 127,701,394
Gaming & Lodging – 1.1%
Marriott International, Inc., “A”	120,320	$ 21,359,206
Whitbread PLC (a)	350,746	12,158,934
		$ 33,518,140
Insurance – 2.7%
Aon PLC	139,551	$ 40,189,293
Willis Towers Watson PLC	191,657	41,179,423
		$ 81,368,716
Internet – 0.8%
eBay, Inc.	483,535	$ 25,105,137
Machinery & Tools – 1.3%
Carrier Global Corp.	183,164	$ 7,009,686
Kubota Corp.	1,884,200	32,091,587
		$ 39,101,273
Major Banks – 3.1%
Erste Group Bank AG	296,196	$ 9,149,948
Goldman Sachs Group, Inc.	165,643	50,602,280
UBS AG	1,896,177	32,080,342
		$ 91,832,570
Medical Equipment – 14.6%
Abbott Laboratories	407,570	$ 46,259,195
Boston Scientific Corp. (a)	1,134,369	47,768,279
Cooper Cos., Inc.	80,793	29,169,505
EssilorLuxottica	69,525	11,794,685
Medtronic PLC	792,522	82,707,596
Olympus Corp.	593,100	10,505,177
Sonova Holding AG	29,586	10,652,664
Stryker Corp.	219,884	53,049,214
Thermo Fisher Scientific, Inc.	180,058	99,557,669
Waters Corp. (a)	82,836	25,100,965
Zimmer Biomet Holdings, Inc.	170,061	20,534,866
		$ 437,099,815
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 5.2%
American Express Co.	241,414	$ 42,177,440
Grupo Financiero Banorte S.A. de C.V.	1,116,800	7,372,363
Julius Baer Group Ltd.	215,567	10,307,636
Visa, Inc., “A”	448,254	95,536,375
		$ 155,393,814
Pharmaceuticals – 5.4%
Bayer AG	592,676	$ 39,064,874
Merck KGaA	216,405	40,131,326
Roche Holding AG	220,201	81,555,107
		$ 160,751,307
Printing & Publishing – 0.2%
Wolters Kluwer N.V.	49,289	$ 4,985,593
Railroad & Shipping – 4.8%
Canadian National Railway Co.	437,887	$ 51,504,269
Canadian Pacific Railway Ltd.	853,481	62,491,879
Union Pacific Corp.	126,564	29,652,679
		$ 143,648,827
Specialty Chemicals – 4.7%
Akzo Nobel N.V.	352,068	$ 30,376,362
L'Air Liquide S.A.	174,226	30,078,896
Linde PLC	201,078	64,213,368
Linde PLC	53,086	16,560,709
		$ 141,229,335
Specialty Stores – 0.3%
Hermes International	7,677	$ 9,445,814
Telecommunications - Wireless – 1.4%
Liberty Broadband Corp. (a)	380,954	$ 42,598,276
Trucking – 1.0%
United Parcel Service, Inc., “B”	170,201	$ 30,632,776
Total Common Stocks (Identified Cost, $1,688,779,081)		$ 2,969,438,697

	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a) (Identified Cost, $0)	CHF 67.00	11/20/23	846,954	$ 600,769

9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 0.28% (v) (Identified Cost, $13,253,213)	13,253,213	$ 13,253,213

Other Assets, Less Liabilities – 0.2%		7,035,250
Net Assets – 100.0%		$2,990,327,929

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $13,253,213 and $2,970,039,466, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 4/30/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $1,688,779,081)	$2,970,039,466
Investments in affiliated issuers, at value (identified cost, $13,253,213)	13,253,213
Receivables for
Investments sold	3,334,978
Fund shares sold	3,881,897
Interest and dividends	11,736,597
Other assets	44,824
Total assets	$3,002,290,975
Liabilities
Payable to custodian	$31,065
Payables for
Investments purchased	8,238,882
Fund shares reacquired	2,606,000
Payable to affiliates
Investment adviser	186,714
Administrative services fee	4,244
Shareholder servicing costs	679,440
Distribution and service fees	26,238
Payable for independent Trustees' compensation	13,216
Accrued expenses and other liabilities	177,247
Total liabilities	$11,963,046
Net assets	$2,990,327,929
Net assets consist of
Paid-in capital	$1,515,189,332
Total distributable earnings (loss)	1,475,138,597
Net assets	$2,990,327,929
Shares of beneficial interest outstanding	58,527,854
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$738,143,829	14,658,454	$50.36
Class B	10,244,442	224,845	45.56
Class C	85,704,199	1,983,047	43.22
Class I	1,073,071,096	20,669,799	51.91
Class R1	1,564,071	35,190	44.45
Class R2	29,470,295	604,551	48.75
Class R3	75,624,223	1,513,160	49.98
Class R4	81,879,725	1,618,396	50.59
Class R6	894,626,049	17,220,412	51.95

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $53.43 [100 / 94.25 x $50.36]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 4/30/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$26,070,990
Income on securities loaned	15,290
Dividends from affiliated issuers	8,238
Foreign taxes withheld	(1,736,293)
Total investment income	$24,358,225
Expenses
Management fee	$12,778,468
Distribution and service fees	1,783,226
Shareholder servicing costs	1,255,884
Administrative services fee	240,623
Independent Trustees' compensation	24,544
Custodian fee	167,177
Shareholder communications	78,352
Audit and tax fees	38,220
Legal fees	8,851
Miscellaneous	136,071
Total expenses	$16,511,416
Fees paid indirectly	(69)
Reduction of expenses by investment adviser and distributor	(237,682)
Net expenses	$16,273,665
Net investment income (loss)	$8,084,560
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$197,067,704
Foreign currency	(17,709)
Net realized gain (loss)	$197,049,995
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(650,979,188)
Translation of assets and liabilities in foreign currencies	(709,621)
Net unrealized gain (loss)	$(651,688,809)
Net realized and unrealized gain (loss)	$(454,638,814)
Change in net assets from operations	$(446,554,254)
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21
Change in net assets
From operations
Net investment income (loss)	$8,084,560	$16,523,183
Net realized gain (loss)	197,049,995	186,811,954
Net unrealized gain (loss)	(651,688,809)	863,637,517
Change in net assets from operations	$(446,554,254)	$1,066,972,654
Total distributions to shareholders	$(184,733,936)	$(81,529,939)
Change in net assets from fund share transactions	$(195,836,928)	$(30,794,218)
Total change in net assets	$(827,125,118)	$954,648,497
Net assets
At beginning of period	3,817,453,047	2,862,804,550
At end of period	$2,990,327,929	$3,817,453,047
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$60.75	$45.22	$45.79	$41.44	$43.43	$36.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.17	$0.25	$0.42	$0.40	$0.27(c)
Net realized and unrealized gain (loss)	(7.46)	16.60	0.16(g)	6.10	(1.23)	7.66
Total from investment operations	$(7.37)	$16.77	$0.41	$6.52	$(0.83)	$7.93
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.23)	$(0.45)	$(0.42)	$(0.29)	$(0.21)
From net realized gain	(2.84)	(1.01)	(0.53)	(1.75)	(0.87)	(0.29)
Total distributions declared to shareholders	$(3.02)	$(1.24)	$(0.98)	$(2.17)	$(1.16)	$(0.50)
Net asset value, end of period (x)	$50.36	$60.75	$45.22	$45.79	$41.44	$43.43
Total return (%) (r)(s)(t)(x)	(12.73)(n)	37.58	0.83	16.67	(1.99)	22.28(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15(a)	1.14	1.16	1.17	1.16	1.17(c)
Expenses after expense reductions (f)	1.13(a)	1.13	1.15	1.15	1.15	1.16(c)
Net investment income (loss)	0.32(a)	0.29	0.55	0.98	0.91	0.68(c)
Portfolio turnover	4(n)	10	9	7	12	10
Net assets at end of period (000 omitted)	$738,144	$857,804	$667,074	$721,141	$671,000	$703,516
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$55.28	$41.35	$41.93	$38.09	$40.03	$33.26
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)	$(0.23)	$(0.09)	$0.10	$0.06	$(0.02)(c)
Net realized and unrealized gain (loss)	(6.76)	15.17	0.15(g)	5.60	(1.12)	7.08
Total from investment operations	$(6.88)	$14.94	$0.06	$5.70	$(1.06)	$7.06
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.11)	$(0.11)	$(0.01)	$—
From net realized gain	(2.84)	(1.01)	(0.53)	(1.75)	(0.87)	(0.29)
Total distributions declared to shareholders	$(2.84)	$(1.01)	$(0.64)	$(1.86)	$(0.88)	$(0.29)
Net asset value, end of period (x)	$45.56	$55.28	$41.35	$41.93	$38.09	$40.03
Total return (%) (r)(s)(t)(x)	(13.08)(n)	36.56	0.08	15.79	(2.73)	21.37(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90(a)	1.89	1.91	1.92	1.91	1.92(c)
Expenses after expense reductions (f)	1.88(a)	1.87	1.90	1.91	1.90	1.91(c)
Net investment income (loss)	(0.48)(a)	(0.45)	(0.21)	0.24	0.15	(0.04)(c)
Portfolio turnover	4(n)	10	9	7	12	10
Net assets at end of period (000 omitted)	$10,244	$15,166	$15,902	$22,592	$24,726	$29,043
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$52.58	$39.38	$40.00	$36.44	$38.35	$31.88
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.22)	$(0.08)	$0.09	$0.06	$(0.02)(c)
Net realized and unrealized gain (loss)	(6.41)	14.43	0.14(g)	5.34	(1.07)	6.78
Total from investment operations	$(6.52)	$14.21	$0.06	$5.43	$(1.01)	$6.76
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.15)	$(0.12)	$(0.03)	$—
From net realized gain	(2.84)	(1.01)	(0.53)	(1.75)	(0.87)	(0.29)
Total distributions declared to shareholders	$(2.84)	$(1.01)	$(0.68)	$(1.87)	$(0.90)	$(0.29)
Net asset value, end of period (x)	$43.22	$52.58	$39.38	$40.00	$36.44	$38.35
Total return (%) (r)(s)(t)(x)	(13.06)(n)	36.54	0.09	15.78	(2.72)	21.36(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90(a)	1.89	1.91	1.92	1.91	1.92(c)
Expenses after expense reductions (f)	1.88(a)	1.87	1.90	1.91	1.90	1.91(c)
Net investment income (loss)	(0.46)(a)	(0.46)	(0.19)	0.23	0.16	(0.05)(c)
Portfolio turnover	4(n)	10	9	7	12	10
Net assets at end of period (000 omitted)	$85,704	$112,939	$110,351	$143,769	$149,669	$180,446
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$62.59	$46.55	$47.09	$42.57	$44.58	$36.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.37	$0.53	$0.52	$0.41(c)
Net realized and unrealized gain (loss)	(7.70)	17.08	0.18(g)	6.27	(1.27)	7.83
Total from investment operations	$(7.54)	$17.39	$0.55	$6.80	$(0.75)	$8.24
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.34)	$(0.56)	$(0.53)	$(0.39)	$(0.31)
From net realized gain	(2.84)	(1.01)	(0.53)	(1.75)	(0.87)	(0.29)
Total distributions declared to shareholders	$(3.14)	$(1.35)	$(1.09)	$(2.28)	$(1.26)	$(0.60)
Net asset value, end of period (x)	$51.91	$62.59	$46.55	$47.09	$42.57	$44.58
Total return (%) (r)(s)(t)(x)	(12.64)(n)	37.91	1.10	16.94	(1.76)	22.60(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90(a)	0.89	0.91	0.92	0.91	0.92(c)
Expenses after expense reductions (f)	0.88(a)	0.88	0.90	0.91	0.90	0.91(c)
Net investment income (loss)	0.57(a)	0.53	0.80	1.21	1.17	1.01(c)
Portfolio turnover	4(n)	10	9	7	12	10
Net assets at end of period (000 omitted)	$1,073,071	$1,245,750	$908,819	$947,284	$935,292	$1,070,007
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$54.00	$40.41	$40.97	$37.25	$39.18	$32.56
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)	$(0.23)	$(0.09)	$0.09	$0.06	$(0.02)(c)
Net realized and unrealized gain (loss)	(6.59)	14.83	0.15(g)	5.47	(1.09)	6.93
Total from investment operations	$(6.71)	$14.60	$0.06	$5.56	$(1.03)	$6.91
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.09)	$(0.09)	$(0.03)	$—
From net realized gain	(2.84)	(1.01)	(0.53)	(1.75)	(0.87)	(0.29)
Total distributions declared to shareholders	$(2.84)	$(1.01)	$(0.62)	$(1.84)	$(0.90)	$(0.29)
Net asset value, end of period (x)	$44.45	$54.00	$40.41	$40.97	$37.25	$39.18
Total return (%) (r)(s)(t)(x)	(13.07)(n)	36.57	0.08	15.77	(2.73)	21.37(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90(a)	1.89	1.91	1.92	1.91	1.92(c)
Expenses after expense reductions (f)	1.88(a)	1.87	1.90	1.91	1.90	1.91(c)
Net investment income (loss)	(0.47)(a)	(0.46)	(0.23)	0.22	0.16	(0.05)(c)
Portfolio turnover	4(n)	10	9	7	12	10
Net assets at end of period (000 omitted)	$1,564	$2,081	$1,556	$2,485	$2,538	$3,411
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$58.85	$43.83	$44.38	$40.21	$42.16	$34.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.02	$0.13	$0.31	$0.28	$0.18(c)
Net realized and unrealized gain (loss)	(7.22)	16.09	0.16(g)	5.91	(1.19)	7.43
Total from investment operations	$(7.21)	$16.11	$0.29	$6.22	$(0.91)	$7.61
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.08)	$(0.31)	$(0.30)	$(0.17)	$(0.12)
From net realized gain	(2.84)	(1.01)	(0.53)	(1.75)	(0.87)	(0.29)
Total distributions declared to shareholders	$(2.89)	$(1.09)	$(0.84)	$(2.05)	$(1.04)	$(0.41)
Net asset value, end of period (x)	$48.75	$58.85	$43.83	$44.38	$40.21	$42.16
Total return (%) (r)(s)(t)(x)	(12.85)(n)	37.22	0.59	16.36	(2.24)	21.97(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.40(a)	1.39	1.41	1.42	1.41	1.42(c)
Expenses after expense reductions (f)	1.38(a)	1.38	1.40	1.41	1.40	1.41(c)
Net investment income (loss)	0.05(a)	0.04	0.30	0.76	0.66	0.45(c)
Portfolio turnover	4(n)	10	9	7	12	10
Net assets at end of period (000 omitted)	$29,470	$36,791	$27,772	$37,042	$40,944	$52,489
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$60.32	$44.89	$45.46	$41.16	$43.14	$35.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.16	$0.24	$0.41	$0.39	$0.28(c)
Net realized and unrealized gain (loss)	(7.41)	16.49	0.17(g)	6.06	(1.21)	7.60
Total from investment operations	$(7.32)	$16.65	$0.41	$6.47	$(0.82)	$7.88
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.21)	$(0.45)	$(0.42)	$(0.29)	$(0.21)
From net realized gain	(2.84)	(1.01)	(0.53)	(1.75)	(0.87)	(0.29)
Total distributions declared to shareholders	$(3.02)	$(1.22)	$(0.98)	$(2.17)	$(1.16)	$(0.50)
Net asset value, end of period (x)	$49.98	$60.32	$44.89	$45.46	$41.16	$43.14
Total return (%) (r)(s)(t)(x)	(12.74)(n)	37.60	0.83	16.65	(2.00)	22.29(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15(a)	1.14	1.16	1.17	1.16	1.17(c)
Expenses after expense reductions (f)	1.13(a)	1.13	1.15	1.16	1.15	1.16(c)
Net investment income (loss)	0.31(a)	0.29	0.54	0.97	0.90	0.70(c)
Portfolio turnover	4(n)	10	9	7	12	10
Net assets at end of period (000 omitted)	$75,624	$88,285	$70,852	$91,019	$90,003	$108,852
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$61.08	$45.44	$45.98	$41.63	$43.62	$36.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.30	$0.36	$0.54	$0.51	$0.38(c)
Net realized and unrealized gain (loss)	(7.51)	16.69	0.17(g)	6.09	(1.23)	7.68
Total from investment operations	$(7.35)	$16.99	$0.53	$6.63	$(0.72)	$8.06
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.34)	$(0.54)	$(0.53)	$(0.40)	$(0.30)
From net realized gain	(2.84)	(1.01)	(0.53)	(1.75)	(0.87)	(0.29)
Total distributions declared to shareholders	$(3.14)	$(1.35)	$(1.07)	$(2.28)	$(1.27)	$(0.59)
Net asset value, end of period (x)	$50.59	$61.08	$45.44	$45.98	$41.63	$43.62
Total return (%) (r)(s)(t)(x)	(12.64)(n)	37.94	1.09	16.93	(1.75)	22.61(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90(a)	0.89	0.91	0.92	0.91	0.92(c)
Expenses after expense reductions (f)	0.88(a)	0.88	0.90	0.91	0.90	0.91(c)
Net investment income (loss)	0.57(a)	0.53	0.80	1.25	1.16	0.96(c)
Portfolio turnover	4(n)	10	9	7	12	10
Net assets at end of period (000 omitted)	$81,880	$95,164	$84,424	$97,861	$136,066	$142,713
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$62.65	$46.58	$47.13	$42.61	$44.61	$36.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.36	$0.41	$0.59	$0.54	$0.41(c)
Net realized and unrealized gain (loss)	(7.69)	17.11	0.17(g)	6.26	(1.24)	7.86
Total from investment operations	$(7.51)	$17.47	$0.58	$6.85	$(0.70)	$8.27
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.39)	$(0.60)	$(0.58)	$(0.43)	$(0.33)
From net realized gain	(2.84)	(1.01)	(0.53)	(1.75)	(0.87)	(0.29)
Total distributions declared to shareholders	$(3.19)	$(1.40)	$(1.13)	$(2.33)	$(1.30)	$(0.62)
Net asset value, end of period (x)	$51.95	$62.65	$46.58	$47.13	$42.61	$44.61
Total return (%) (r)(s)(t)(x)	(12.60)(n)	38.06	1.17	17.07	(1.66)	22.71(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80(a)	0.80	0.82	0.83	0.81	0.83(c)
Expenses after expense reductions (f)	0.79(a)	0.78	0.81	0.82	0.80	0.82(c)
Net investment income (loss)	0.61(a)	0.63	0.89	1.35	1.20	0.99(c)
Portfolio turnover	4(n)	10	9	7	12	10
Net assets at end of period (000 omitted)	$894,626	$1,363,474	$976,055	$923,304	$809,357	$1,034,078

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global Equity Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The
24

Notes to Financial Statements (unaudited) - continued
values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2022 in valuing the fund's assets and liabilities:
25

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,573,967,000	$64,213,368	$—	$1,638,180,368
France	—	325,255,425	—	325,255,425
Switzerland	600,769	259,040,804	—	259,641,573
United Kingdom	—	217,606,117	—	217,606,117
Germany	30,360,365	92,228,602	—	122,588,967
Canada	113,996,148	—	—	113,996,148
Netherlands	—	79,924,107	—	79,924,107
Japan	—	55,937,123	—	55,937,123
Sweden	44,862,831	—	—	44,862,831
Other Countries	36,032,742	76,014,065	—	112,046,807
Mutual Funds	13,253,213	—	—	13,253,213
Total	$1,813,073,068	$1,170,219,611	$—	$2,983,292,679
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and
26

Notes to Financial Statements (unaudited) - continued
the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2022, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
27

Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/21
Ordinary income (including any short-term capital gains)	$19,000,381
Long-term capital gains	62,529,558
Total distributions	$81,529,939
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/22
Cost of investments	$1,702,032,294
Gross appreciation	1,360,446,882
Gross depreciation	(79,186,497)
Net unrealized appreciation (depreciation)	$1,281,260,385
As of 10/31/21
Undistributed ordinary income	19,228,189
Undistributed long-term capital gain	164,943,373
Other temporary differences	259,028
Net unrealized appreciation (depreciation)	1,921,996,197
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
28

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/22	Year ended 10/31/21
Class A	$42,467,364	$18,069,813
Class B	742,277	379,523
Class C	5,994,793	2,775,096
Class I	62,197,001	26,343,700
Class R1	109,269	38,933
Class R2	1,785,957	669,457
Class R3	4,368,531	1,864,571
Class R4	4,886,283	2,144,683
Class R6	62,182,461	29,244,163
Total	$184,733,936	$81,529,939
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion and up to $5 billion	0.65%
In excess of $5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 29, 2024. For the six months ended April 30, 2022, this management fee reduction amounted to $237,320, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2022 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $45,524 for the six months ended April 30, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
29

Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,013,274
Class B	0.75%	0.25%	1.00%	1.00%	64,549
Class C	0.75%	0.25%	1.00%	1.00%	507,455
Class R1	0.75%	0.25%	1.00%	1.00%	9,475
Class R2	0.25%	0.25%	0.50%	0.50%	83,879
Class R3	—	0.25%	0.25%	0.25%	104,594
Total Distribution and Service Fees					$1,783,226
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2022, this rebate amounted to $335, $16, $3, and $8 for Class A, Class B, Class C, and Class R2, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2022, were as follows:
Amount
Class A	$1,133
Class B	5,427
Class C	3,624
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2022, the fee was $126,834, which equated to 0.0075% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing
30

Notes to Financial Statements (unaudited) - continued
costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,129,050.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2022 was equivalent to an annual effective rate of 0.0142% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $127 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2022. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $3,486 at April 30, 2022, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2022, the fund engaged in sale transactions pursuant to this policy, which amounted to $3,837,846. The sales transactions resulted in net realized gains (losses) of $795,818.
(4) Portfolio Securities
For the six months ended April 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $144,485,561 and $534,505,221, respectively.
31

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/22		Year ended 10/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,008,190	$55,956,281	1,775,292	$99,973,867
Class B	596	30,627	2,428	120,744
Class C	80,754	3,970,720	175,401	8,503,213
Class I	2,344,454	134,289,147	4,491,898	262,991,444
Class R1	2,694	132,367	2,992	149,109
Class R2	84,692	4,512,336	200,658	10,698,239
Class R3	212,213	11,879,695	360,080	19,887,781
Class R4	111,182	6,246,771	253,665	14,349,731
Class R6	2,516,582	141,010,708	4,956,206	289,184,502
	6,361,357	$358,028,652	12,218,620	$705,858,630
Shares issued to shareholders in reinvestment of distributions
Class A	684,445	$39,129,688	326,776	$16,721,145
Class B	13,838	717,887	7,844	367,633
Class C	114,658	5,642,323	58,709	2,617,845
Class I	972,259	57,246,629	462,774	24,341,891
Class R1	2,159	109,269	850	38,933
Class R2	31,891	1,766,786	13,177	654,619
Class R3	76,992	4,368,531	36,697	1,864,571
Class R4	83,542	4,793,659	40,089	2,057,798
Class R6	1,012,072	59,611,019	533,533	28,069,162
	2,991,856	$173,385,791	1,480,449	$76,733,597
Shares reacquired
Class A	(1,153,369)	$(64,036,672)	(2,733,635)	$(155,336,243)
Class B	(63,941)	(3,234,472)	(120,501)	(6,250,746)
Class C	(360,214)	(17,242,905)	(888,750)	(43,001,502)
Class I	(2,549,479)	(147,273,598)	(4,577,295)	(263,218,385)
Class R1	(8,200)	(396,553)	(3,798)	(194,160)
Class R2	(137,179)	(7,404,181)	(222,391)	(12,159,216)
Class R3	(239,674)	(13,209,761)	(511,349)	(28,176,012)
Class R4	(134,349)	(7,561,697)	(593,510)	(32,317,749)
Class R6	(8,071,147)	(466,891,532)	(4,679,404)	(272,732,432)
	(12,717,552)	$(727,251,371)	(14,330,633)	$(813,386,445)
32

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/22		Year ended 10/31/21
	Shares	Amount	Shares	Amount
Net change
Class A	539,266	$31,049,297	(631,567)	$(38,641,231)
Class B	(49,507)	(2,485,958)	(110,229)	(5,762,369)
Class C	(164,802)	(7,629,862)	(654,640)	(31,880,444)
Class I	767,234	44,262,178	377,377	24,114,950
Class R1	(3,347)	(154,917)	44	(6,118)
Class R2	(20,596)	(1,125,059)	(8,556)	(806,358)
Class R3	49,531	3,038,465	(114,572)	(6,423,660)
Class R4	60,375	3,478,733	(299,756)	(15,910,220)
Class R6	(4,542,493)	(266,269,805)	810,335	44,521,232
	(3,364,339)	$(195,836,928)	(631,564)	$(30,794,218)
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of Daily Simple SOFR plus 0.10%, the Federal Funds Effective Rate, and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2022, the fund’s commitment fee and interest expense were $6,625 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,189,905	$287,499,213	$281,435,905	$—	$—	$13,253,213
33

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,238	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
34

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
35

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
36

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
April 30, 2022
MFS®  Global Total
Return Fund
MWT-SEM

MFS® Global Total
Return Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and the evolving geopolitical landscape in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve has hiked rates at consecutive meetings for the first time since 2006 and raised rates by more than 0.25% for the first time since 2000. Additional half-point hikes are expected at the Fed’s next two meetings as it seeks to adopt a neutral monetary policy stance before the end of the year. Richly valued growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The number of coronavirus cases outside of Asia remains well below prior peaks, and fewer are seriously ill. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lockdowns in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team, guided by a commitment to long-term fundamental investing, seeks to uncover what we believe are the best, most durable investment ideas in markets around the world. The result — combining collective expertise, long-term discipline, and thoughtful risk management — is what we consider to be a unique global investment platform that enables us to create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
June 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Top ten holdings (i)
People’s Republic of China, 3.03%, 3/11/2026	2.4%
U.S. Treasury Note 2 yr Future - JUN 2022	2.2%
Johnson & Johnson	2.0%
Roche Holding AG	1.7%
Merck & Co., Inc.	1.4%
KDDI Corp.	1.3%
Euro-Bund 10 yr Future - JUN 2022	(1.7)%
U.S. Treasury Ultra Note 10 yr Future - JUN 2022	(1.9)%
Canadian Treasury Bond 5 yr Future - JUN 2022	(2.3)%
U.S. Treasury Note 5 yr Future - JUN 2022	(4.0)%
Composition including fixed income credit quality (a)(i)
AAA	4.0%
AA	3.7%
A	9.8%
BBB	12.5%
BB	0.2%
U.S. Government	3.4%
Federal Agencies	2.9%
Not Rated	(3.4)%
Non-Fixed Income	60.4%
Cash & Cash Equivalents	1.5%
Other	5.0%
GICS equity sectors (g)
Financials	12.4%
Health Care	9.9%
Industrials	9.0%
Consumer Staples	8.3%
Information Technology	7.3%
Communication Services	3.6%
Materials	3.0%
Consumer Discretionary	2.7%
Energy	2.0%
Utilities	1.7%
Real Estate	0.4%
Convertible Debt	0.1%

Portfolio Composition - continued
Fixed income sectors (i)
Investment Grade Corporates	10.9%
Non-U.S. Government Bonds	8.1%
Emerging Markets Bonds	7.4%
Mortgage-Backed Securities	2.9%
Collateralized Debt Obligations	1.5%
Commercial Mortgage-Backed Securities	1.5%
Asset-Backed Securities	0.4%
Municipal Bonds	0.4%
High Yield Corporates	0.2%
U.S. Government Agencies (o)	0.0%
U.S. Treasury Securities	(0.2)%
Issuer country weightings (i)(x)
United States	52.8%
Japan	7.2%
United Kingdom	6.3%
Switzerland	4.7%
China	4.3%
France	3.5%
Germany	2.8%
South Korea	2.4%
Italy	1.8%
Other Countries	14.2%
Currency exposure weightings (i)(y)
United States Dollar	52.3%
Euro	14.6%
Japanese Yen	8.7%
British Pound Sterling	4.7%
Swiss Franc	4.5%
Canadian Dollar	3.8%
Chinese Renminbi	3.0%
Singapore Dollar	1.1%
South Korean Won	1.1%
Other Currencies	6.2%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2022.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2021 through April 30, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Expenses Paid During Period (p) 11/01/21-4/30/22
A	Actual	1.09%	$1,000.00	$913.88	$5.17
	Hypothetical (h)	1.09%	$1,000.00	$1,019.39	$5.46
B	Actual	1.84%	$1,000.00	$910.63	$8.72
	Hypothetical (h)	1.84%	$1,000.00	$1,015.67	$9.20
C	Actual	1.84%	$1,000.00	$910.20	$8.71
	Hypothetical (h)	1.84%	$1,000.00	$1,015.67	$9.20
I	Actual	0.84%	$1,000.00	$914.59	$3.99
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21
R1	Actual	1.84%	$1,000.00	$910.66	$8.72
	Hypothetical (h)	1.84%	$1,000.00	$1,015.67	$9.20
R2	Actual	1.34%	$1,000.00	$912.70	$6.35
	Hypothetical (h)	1.34%	$1,000.00	$1,018.15	$6.71
R3	Actual	1.09%	$1,000.00	$913.66	$5.17
	Hypothetical (h)	1.09%	$1,000.00	$1,019.39	$5.46
R4	Actual	0.84%	$1,000.00	$914.72	$3.99
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21
R6	Actual	0.75%	$1,000.00	$915.60	$3.56
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
4/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 59.7%
Aerospace & Defense – 1.6%
General Dynamics Corp.	12,060	$ 2,852,552
Honeywell International, Inc.	51,805	10,024,785
L3Harris Technologies, Inc.	22,587	5,246,057
Lockheed Martin Corp.	8,080	3,491,530
Northrop Grumman Corp.	10,018	4,401,909
		$ 26,016,833
Alcoholic Beverages – 1.1%
Diageo PLC	119,752	$ 5,934,321
Heineken N.V.	47,729	4,655,153
Kirin Holdings Co. Ltd.	128,700	1,890,006
Pernod Ricard S.A.	21,343	4,397,401
		$ 16,876,881
Apparel Manufacturers – 0.8%
Adidas AG	16,127	$ 3,284,719
Compagnie Financiere Richemont S.A.	64,063	7,446,871
LVMH Moet Hennessy Louis Vuitton SE	2,928	1,873,614
		$ 12,605,204
Automotive – 1.5%
Aptiv PLC (a)	51,569	$ 5,486,942
Ford Otomotiv Sanayi S.A.	52,675	1,060,365
Lear Corp.	37,164	4,754,762
LKQ Corp.	138,914	6,894,302
Magna International, Inc.	46,475	2,800,836
Toyota Motor Corp.	130,400	2,222,011
		$ 23,219,218
Biotechnology – 0.2%
Biogen, Inc. (a)	5,179	$ 1,074,332
Gilead Sciences, Inc.	49,097	2,913,416
		$ 3,987,748
Brokerage & Asset Managers – 1.2%
Cboe Global Markets, Inc.	42,795	$ 4,834,979
Charles Schwab Corp.	171,244	11,358,615
NASDAQ, Inc.	21,273	3,347,732
		$ 19,541,326

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – 2.5%
Accenture PLC, “A”	26,760	$ 8,037,634
Amdocs Ltd.	58,048	4,625,845
CGI, Inc. (a)	81,662	6,511,856
Equifax, Inc.	14,964	3,045,473
Experian PLC	85,338	2,957,943
Fidelity National Information Services, Inc.	50,097	4,967,118
Fiserv, Inc. (a)	51,337	5,026,919
Secom Co. Ltd.	69,300	4,888,849
		$ 40,061,637
Cable TV – 0.8%
Comcast Corp., “A”	301,068	$ 11,970,464
Chemicals – 0.6%
Nutrien Ltd.	7,410	$ 728,166
PPG Industries, Inc.	64,545	8,261,115
		$ 8,989,281
Computer Software – 0.7%
Microsoft Corp.	40,389	$ 11,208,755
Computer Software - Systems – 2.1%
Amadeus IT Group S.A. (a)	86,266	$ 5,378,964
Asustek Computer, Inc.	63,000	759,172
Fujitsu Ltd.	41,200	5,824,724
Hitachi Ltd.	127,200	5,923,243
Hon Hai Precision Industry Co. Ltd.	1,082,000	3,701,851
Lenovo Group Ltd.	1,714,000	1,662,569
Samsung Electronics Co. Ltd.	182,301	9,686,402
		$ 32,936,925
Construction – 1.3%
Masco Corp.	140,515	$ 7,403,736
Otis Worldwide Corp.	21,508	1,566,643
Stanley Black & Decker, Inc.	49,595	5,958,839
Vulcan Materials Co.	31,739	5,468,312
		$ 20,397,530
Consumer Products – 1.9%
Colgate-Palmolive Co.	170,305	$ 13,122,000
Kimberly-Clark Corp.	64,888	9,008,401
Reckitt Benckiser Group PLC	100,541	7,843,371
		$ 29,973,772

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.6%
Johnson Controls International PLC	130,931	$ 7,838,839
Legrand S.A.	45,946	4,055,755
Schneider Electric SE	89,254	12,711,915
		$ 24,606,509
Electronics – 2.9%
Intel Corp.	109,961	$ 4,793,200
Kyocera Corp.	63,600	3,363,412
NXP Semiconductors N.V.	31,837	5,440,943
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	121,473	11,288,486
Texas Instruments, Inc.	119,698	20,378,585
		$ 45,264,626
Energy - Independent – 1.0%
ConocoPhillips	116,177	$ 11,097,227
Hess Corp.	50,820	5,238,017
		$ 16,335,244
Energy - Integrated – 0.8%
China Petroleum & Chemical Corp.	13,294,000	$ 6,547,165
Eni S.p.A.	328,038	4,603,034
LUKOIL PJSC, ADR (u)	8,038	0
Suncor Energy, Inc.	44,494	1,599,450
		$ 12,749,649
Food & Beverages – 2.7%
Archer Daniels Midland Co.	34,115	$ 3,055,339
Coca-Cola FEMSA S.A.B. de C.V. (l)	19,123	1,044,116
Danone S.A.	109,166	6,562,782
General Mills, Inc.	152,604	10,793,681
J.M. Smucker Co.	51,500	7,051,895
JBS S.A.	153,439	1,174,702
Nestle S.A.	99,741	12,877,109
		$ 42,559,624
Food & Drug Stores – 0.7%
Albertsons Cos., Inc., “A”	74,991	$ 2,345,718
Tesco PLC	2,774,766	9,426,334
		$ 11,772,052
Gaming & Lodging – 0.0%
Tabcorp Holdings Ltd.	187,083	$ 711,396

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 0.2%
BIM Birlesik Magazalar A.S.	429,883	$ 2,403,449
Wal-Mart de Mexico S.A.B. de C.V.	325,943	1,152,576
		$ 3,556,025
Health Maintenance Organizations – 0.7%
Cigna Corp.	42,409	$ 10,465,693
Insurance – 4.1%
Aon PLC	53,143	$ 15,304,653
China Pacific Insurance Co. Ltd.	293,800	649,028
Chubb Ltd.	58,973	12,174,976
Equitable Holdings, Inc.	100,746	2,904,507
Everest Re Group Ltd.	6,168	1,694,411
Hartford Financial Services Group, Inc.	41,894	2,929,647
Manulife Financial Corp.	464,919	9,091,009
MetLife, Inc.	46,311	3,041,707
Samsung Fire & Marine Insurance Co. Ltd.	20,273	3,333,269
Travelers Cos., Inc.	40,436	6,916,982
Willis Towers Watson PLC	34,984	7,516,662
		$ 65,556,851
Internet – 0.2%
Alphabet, Inc., “A” (a)	807	$ 1,841,727
Gartner, Inc. (a)	3,278	952,423
		$ 2,794,150
Leisure & Toys – 0.2%
Brunswick Corp.	16,997	$ 1,285,143
Nintendo Co. Ltd.	2,400	1,106,064
Polaris, Inc.	5,205	494,163
		$ 2,885,370
Machinery & Tools – 2.1%
Eaton Corp. PLC	92,446	$ 13,406,519
GEA Group AG	21,668	851,234
Ingersoll Rand, Inc.	175,198	7,701,704
Kubota Corp.	288,600	4,915,419
PACCAR, Inc.	25,773	2,140,448
Regal Rexnord Corp.	34,161	4,346,645
		$ 33,361,969
Major Banks – 6.1%
Bank of America Corp.	299,821	$ 10,697,613
BNP Paribas	218,504	11,206,241
China Construction Bank Corp.	4,034,000	2,866,484

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
DBS Group Holdings Ltd.	406,000	$ 9,833,798
Erste Group Bank AG	47,072	1,454,126
Goldman Sachs Group, Inc.	36,200	11,058,738
JPMorgan Chase & Co.	106,957	12,766,388
Mitsubishi UFJ Financial Group, Inc.	1,150,900	6,689,454
National Australia Bank Ltd.	68,075	1,549,413
NatWest Group PLC	3,011,738	8,097,197
UBS AG	1,171,471	19,819,453
		$ 96,038,905
Medical & Health Technology & Services – 0.7%
McKesson Corp.	26,642	$ 8,248,630
Quest Diagnostics, Inc.	17,693	2,368,031
Sonic Healthcare Ltd.	29,201	748,875
		$ 11,365,536
Medical Equipment – 1.9%
Becton, Dickinson and Co.	27,523	$ 6,803,410
Boston Scientific Corp. (a)	148,145	6,238,386
Danaher Corp.	14,102	3,541,435
Medtronic PLC	83,944	8,760,396
Thermo Fisher Scientific, Inc.	8,891	4,916,012
		$ 30,259,639
Metals & Mining – 1.6%
Fortescue Metals Group Ltd.	188,361	$ 2,855,571
Glencore PLC	260,953	1,608,554
Kumba Iron Ore Ltd.	18,411	612,517
Rio Tinto PLC	218,079	15,468,749
Vale S.A.	280,500	4,725,542
		$ 25,270,933
Natural Gas - Distribution – 0.1%
UGI Corp.	42,888	$ 1,471,058
Natural Gas - Pipeline – 0.2%
Equitrans Midstream Corp.	156,046	$ 1,226,521
Pembina Pipeline Corp.	48,560	1,837,467
		$ 3,063,988
Other Banks & Diversified Financials – 1.0%
Hana Financial Group, Inc.	25,746	$ 958,986
KBC Group N.V.	24,348	1,658,371
Sberbank of Russia PJSC, ADR (u)	195,129	0
SLM Corp.	143,518	2,401,056

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Tisco Financial Group PCL	438,000	$ 1,160,540
Truist Financial Corp.	187,341	9,057,938
		$ 15,236,891
Pharmaceuticals – 6.3%
Bayer AG	154,155	$ 10,160,772
Johnson & Johnson	178,508	32,213,554
Merck & Co., Inc.	245,621	21,784,127
Novo Nordisk A.S., “B”	24,616	2,815,380
Organon & Co.	136,226	4,404,187
Pfizer, Inc.	38,435	1,886,005
Roche Holding AG	73,730	27,307,133
		$ 100,571,158
Printing & Publishing – 0.8%
RELX PLC	115,931	$ 3,456,264
Wolters Kluwer N.V.	91,478	9,253,020
		$ 12,709,284
Railroad & Shipping – 0.9%
A.P. Moller-Maersk A/S	198	$ 568,132
Canadian Pacific Railway Ltd.	92,298	6,751,445
Nippon Yusen Kabushiki Kaisha	10,500	753,439
Union Pacific Corp.	27,329	6,402,911
		$ 14,475,927
Real Estate – 0.4%
Extra Space Storage, Inc., REIT	14,610	$ 2,775,900
National Retail Properties, Inc., REIT	35,626	1,561,844
National Storage Affiliates Trust, REIT	12,448	704,557
Spirit Realty Capital, Inc., REIT	18,035	783,620
		$ 5,825,921
Restaurants – 0.2%
Yum China Holdings, Inc.	82,134	$ 3,433,201
Specialty Chemicals – 0.5%
Akzo Nobel N.V.	52,317	$ 4,513,901
Axalta Coating Systems Ltd. (a)	117,028	2,969,000
		$ 7,482,901
Specialty Stores – 0.1%
Home Depot, Inc.	5,484	$ 1,647,394

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 2.1%
KDDI Corp.		639,800	$ 21,212,874
T-Mobile US, Inc. (a)		62,254	7,665,957
Vodafone Group PLC		2,808,934	4,249,678
			$ 33,128,509
Telephone Services – 0.5%
France Telecom		73,705	$ 877,839
Hellenic Telecommunications Organization S.A.		149,307	2,898,210
PT Telekom Indonesia		4,870,400	1,552,131
Quebecor, Inc., “B”		125,681	2,957,488
			$ 8,285,668
Tobacco – 1.2%
British American Tobacco PLC		172,887	$ 7,287,140
Japan Tobacco, Inc.		158,200	2,706,478
Philip Morris International, Inc.		97,158	9,715,800
			$ 19,709,418
Utilities - Electric Power – 1.6%
American Electric Power Co., Inc.		15,525	$ 1,538,683
Duke Energy Corp.		44,113	4,859,488
E.ON SE		649,970	6,808,860
ENGIE Energía Brasil S.A.		96,400	816,990
Exelon Corp.		82,386	3,854,017
Iberdrola S.A.		372,633	4,257,601
Transmissora Alianca de Energia Eletrica S.A., IEU		330,550	2,940,481
			$ 25,076,120
Total Common Stocks (Identified Cost, $667,571,708)			$ 945,457,183
Bonds – 37.9%
Aerospace & Defense – 0.0%
Raytheon Technologies Corp., 2.82%, 9/01/2051		$770,000	$ 569,801
Airlines – 0.1%
EasyJet FinCo B.V., 1.875%, 3/03/2028	EUR	1,160,000	$ 1,088,994
Apparel Manufacturers – 0.1%
Tapestry, Inc., 3.05%, 3/15/2032		$1,228,000	$ 1,044,609

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – 3.2%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.147%, 11/15/2054 (i)	$7,280,685	$ 483,911
ACREC 2021-FL1 Ltd., “C”, FLR, 2.704% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	1,125,500	1,109,528
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 2.304% (LIBOR - 1mo. + 1.75%), 1/15/2037 (z)	808,500	797,569
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 2.804% (LIBOR - 1mo. + 2.25%), 1/15/2037 (z)	1,320,000	1,302,429
Arbor Multi-Family Mortgage Securities Trust, 2021-MF2, “A5”, 2.513%, 6/15/2054 (n)	1,275,000	1,121,069
Arbor Multi-Family Mortgage Securities Trust, 2021-MF3, “A5”, 2.575%, 10/15/2054 (n)	2,100,000	1,849,264
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 2.073% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)	1,000,000	991,441
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 2.054% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	423,000	418,464
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 2.154% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	289,000	282,562
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 2.504% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)	857,500	833,393
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 2.367% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	1,712,000	1,704,518
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 2.567% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	1,648,500	1,641,334
AREIT 2022-CRE6 Trust, “B”, FLR, 2.125% (SOFR - 30 day + 1.85%), 11/17/2024 (n)	620,000	617,265
AREIT 2022-CRE6 Trust, “C”, FLR, 2.425% (SOFR - 30 day + 2.15%), 12/17/2024 (n)	312,000	305,851
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.625%, 4/15/2053 (i)	1,439,150	124,390
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.304%, 7/15/2054 (i)	5,877,689	493,386
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.758%, 2/15/2054 (i)	5,404,600	570,540
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.271%, 3/15/2054 (i)	4,614,129	332,748
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.999%, 6/15/2054 (i)	10,660,714	609,066
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.386%, 7/15/2054 (i)	14,016,012	1,161,913
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.401%, 8/15/2054 (i)	13,254,358	1,113,532

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 2.604% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	$388,000	$ 381,383
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 2.854% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	352,000	348,840
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	390,266	372,326
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	391,427	359,999
BXMT 2021-FL4 Ltd., “AS”, FLR, 1.854% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	1,400,000	1,378,443
BXMT 2021-FL4 Ltd., “B”, FLR, 2.104% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)	1,996,500	1,961,804
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	521,809	503,702
CarMax Auto Owner Trust, 2022-2, “A4”, 3.62%, 9/15/2027	795,000	799,240
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	375,782	348,566
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.89%, 4/15/2054 (i)	6,795,111	344,566
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.087%, 6/15/2063 (i)	6,610,937	429,684
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.156%, 6/15/2064 (i)	6,213,649	431,028
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.916%, 4/15/2032	1,304,000	1,258,304
Credit Acceptance Auto Loan Trust, 2021-3A, “A”, 1%, 5/15/2030 (n)	1,579,000	1,511,387
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 2.539% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	592,000	589,637
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 2.104% (LIBOR - 1mo. + 1.6%), 5/16/2038 (n)	1,454,000	1,423,324
Harley-Davidson Motorcycle Trust, 2022-A, “A3”, 3.06%, 2/15/2027	1,457,000	1,451,340
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 2.304% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	1,850,000	1,816,149
LoanCore 2021-CRE5 Ltd., “B”, FLR, 2.554% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	782,000	762,615
MF1 2020-FL3 Ltd., “AS”, FLR, 3.473% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)	714,500	715,189
MF1 2021-FL5 Ltd., “AS”, FLR, 1.823% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	1,360,000	1,340,019

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2021-FL5 Ltd., “B”, FLR, 2.073% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)		$1,977,500	$ 1,927,421
MF1 2021-FL5 Ltd., “C”, FLR, 2.323% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)		225,000	221,774
MF1 2021-FL6 Ltd., “AS”, FLR, 2.004% (LIBOR - 1mo. + 1.45%), 7/16/2036 (n)		2,200,000	2,160,818
MF1 2021-FL6 Ltd., “B”, FLR, 2.204% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)		2,200,000	2,143,362
MF1 2022-FL8 Ltd., “B”, FLR, 2.217% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		604,312	602,477
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.422%, 5/15/2054 (i)		4,677,916	382,108
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.35%, 6/15/2054 (i)		9,760,550	723,771
PFP III 2021-7 Ltd., “AS”, FLR, 1.704% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)		1,235,438	1,221,758
PFP III 2021-7 Ltd., “B”, FLR, 1.954% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)		484,976	472,001
PFP III 2021-8 Ltd., “B”, FLR, 2.054% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)		507,000	496,914
Starwood Commercial Mortgage, 2021-FL2, “A”, FLR, 1.754% (LIBOR - 1mo. + 1.2%), 4/18/2038 (n)		1,400,000	1,389,578
Starwood Commercial Mortgage, 2021-FL2, “AS”, FLR, 2.004% (LIBOR - 1mo. + 1.45%), 4/18/2038 (n)		1,400,000	1,382,613
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 1.754% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)		651,000	643,032
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 1.954% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)		700,000	693,907
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.679%, 8/15/2054 (i)		6,975,844	716,500
			$ 51,569,752
Automotive – 0.3%
Daimler Finance North America LLC, 1.45%, 3/02/2026 (n)		$771,000	$ 704,633
Daimler Trucks Finance North America LLC, 2.5%, 12/14/2031 (n)		360,000	300,464
Hyundai Capital America, 2%, 6/15/2028 (n)		1,809,000	1,557,989
Hyundai Capital America, 6.375%, 4/08/2030 (n)		978,000	1,071,651
Lear Corp., 3.8%, 9/15/2027		78,000	75,228
Stellantis N.V., 2.75%, 4/01/2032	EUR	740,000	739,592
Volkswagen International Finance N.V., 4.375%, 3/28/2071		900,000	872,312
			$ 5,321,869

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Broadcasting – 0.4%
Discovery, Inc., 4.125%, 5/15/2029		$718,000	$ 685,963
Magallanes, Inc., 4.279%, 3/15/2032 (n)		1,343,000	1,247,505
Prosus N.V., 1.539%, 8/03/2028	EUR	500,000	446,518
Prosus N.V., 2.085%, 1/19/2030		690,000	602,001
Prosus N.V., 3.68%, 1/21/2030 (n)		$587,000	494,982
Prosus N.V., 2.031%, 8/03/2032	EUR	260,000	212,551
Prosus N.V., 3.832%, 2/08/2051 (n)		$660,000	436,639
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	1,100,000	1,055,803
Walt Disney Co., 3.5%, 5/13/2040		$658,000	579,492
			$ 5,761,454
Brokerage & Asset Managers – 0.1%
Intercontinental Exchange, Inc., 3%, 9/15/2060		$1,090,000	$ 785,134
Low Income Investment Fund, 3.386%, 7/01/2026		285,000	279,464
Low Income Investment Fund, 3.711%, 7/01/2029		760,000	755,539
			$ 1,820,137
Building – 0.2%
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	850,000	$ 894,185
Imerys S.A., 1%, 7/15/2031	EUR	900,000	779,393
Vulcan Materials Co., 3.5%, 6/01/2030		$908,000	861,472
			$ 2,535,050
Business Services – 0.3%
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	1,160,000	$ 979,576
Euronet Worldwide, Inc., 1.375%, 5/22/2026		1,105,000	1,095,236
Experian PLC, 1.56%, 5/16/2031		160,000	158,931
Fiserv, Inc., 4.4%, 7/01/2049		$281,000	253,194
Mastercard, Inc., 3.85%, 3/26/2050		542,000	511,651
Verisk Analytics, Inc., 4%, 6/15/2025		747,000	751,454
Visa, Inc., 1.9%, 4/15/2027		600,000	557,571
			$ 4,307,613
Cable TV – 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$643,000	$ 677,422
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		733,000	600,523
Comcast Corp., 3.75%, 4/01/2040		368,000	330,595
			$ 1,608,540

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – 0.1%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)		$501,000	$ 424,597
LYB International Finance III, LLC, 4.2%, 5/01/2050		306,000	266,632
Sherwin-Williams Co., 3.8%, 8/15/2049		305,000	260,907
			$ 952,136
Computer Software – 0.2%
Microsoft Corp., 3.125%, 11/03/2025		$1,316,000	$ 1,317,475
Microsoft Corp., 2.921%, 3/17/2052		1,212,000	982,511
Microsoft Corp., 3.041%, 3/17/2062		412,000	327,309
			$ 2,627,295
Computer Software - Systems – 0.1%
Apple, Inc., 2.9%, 9/12/2027		$2,007,000	$ 1,940,232
Apple, Inc., 4.5%, 2/23/2036		204,000	216,667
			$ 2,156,899
Conglomerates – 0.2%
Carrier Global Corp., 2.722%, 2/15/2030		$708,000	$ 622,984
Carrier Global Corp., 3.577%, 4/05/2050		590,000	473,265
Highland Holdings S.á r.l., 0.318%, 12/15/2026	EUR	296,000	288,506
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		$1,314,000	1,318,217
			$ 2,702,972
Consumer Products – 0.2%
GSK Consumer Healthcare Capital US LLC, 2.125%, 3/29/2034	EUR	660,000	$ 666,032
JAB Holdings B.V., 2.25%, 12/19/2039		1,200,000	1,013,724
L'Oréal S.A., 0.875%, 6/29/2026		700,000	728,939
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		$1,016,000	976,915
			$ 3,385,610
Consumer Services – 0.1%
AA Bond Co. Ltd., 3.25%, 7/31/2028	GBP	1,000,000	$ 1,134,281
Booking Holdings, Inc., 0.5%, 3/08/2028	EUR	920,000	891,396
			$ 2,025,677
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 3.25%, 9/08/2024		$647,000	$ 639,702
Telefonaktiebolaget LM Ericsson, 1.125%, 2/08/2027	EUR	1,160,000	1,077,740
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029		1,160,000	997,595
			$ 2,715,037

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electronics – 0.2%
Broadcom, Inc., 4.15%, 11/15/2030		$204,000	$ 193,269
Broadcom, Inc., 3.419%, 4/15/2033 (n)		844,000	724,102
Broadcom, Inc., 3.137%, 11/15/2035 (n)		957,000	772,990
Broadcom, Inc., 3.187%, 11/15/2036 (n)		26,000	20,528
Broadcom, Inc., 4.926%, 5/15/2037 (n)		274,000	256,149
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030 (n)		1,430,000	1,302,838
			$ 3,269,876
Emerging Market Quasi-Sovereign – 1.0%
CEZ A.S. (Czech Republic), 2.462%, 4/06/2027	EUR	427,000	$ 444,137
China Construction Bank Corp. (Hong Kong Branch), 1.25%, 8/04/2025		$1,700,000	1,596,314
Emirates Development Bank PJSC, 1.639%, 6/15/2026		1,730,000	1,595,925
Export-Import Bank of India, 3.375%, 8/05/2026		1,200,000	1,152,276
Export-Import Bank of India, 3.875%, 2/01/2028		1,000,000	961,159
First Abu Dhabi Bank PJSC, 0.125%, 2/16/2026	EUR	1,200,000	1,177,722
First Abu Dhabi Bank PJSC, 1.625%, 4/07/2027		1,470,000	1,507,479
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.95%, 11/07/2047		$850,000	631,125
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		763,000	747,081
MDGH - GMTN B.V. (United Arab Emirates), 1%, 3/10/2034	EUR	1,540,000	1,453,628
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 6/03/2031		$1,460,000	1,304,875
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		820,000	736,324
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		1,050,000	997,197
Qatar Petroleum, 2.25%, 7/12/2031		1,171,000	1,021,698
Qatar Petroleum, 3.125%, 7/12/2041		776,000	648,146
			$ 15,975,086
Emerging Market Sovereign – 5.2%
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$2,450,000	$ 2,511,299
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	104,366,000	2,280,051
People's Republic of China, 3.03%, 3/11/2026	CNY	245,680,000	37,902,579
People's Republic of China, 3.13%, 11/21/2029		61,750,000	9,539,892
Republic of Indonesia, 3.55%, 3/31/2032		$990,000	938,890
Republic of Korea, 1.875%, 6/10/2029	KRW	18,791,970,000	13,660,325
Republic of Korea, 1.375%, 6/10/2030		11,396,200,000	7,856,139
Republic of Peru, 1.95%, 11/17/2036	EUR	1,377,000	1,148,211
State of Qatar, 4%, 3/14/2029 (n)		$878,000	899,955
State of Qatar, 3.75%, 4/16/2030		1,230,000	1,243,004

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
State of Qatar, 4.4%, 4/16/2050		$299,000	$ 302,781
United Arab Emirates International Government, 3.25%, 10/19/2061		720,000	592,750
United Mexican States, 7.5%, 6/03/2027	MXN	32,900,000	1,511,080
United Mexican States, 2.659%, 5/24/2031		$2,213,000	1,854,317
United Mexican States, 3.771%, 5/24/2061		1,036,000	725,118
			$ 82,966,391
Energy - Independent – 0.3%
Diamondback Energy, Inc., 4.4%, 3/24/2051		$1,153,000	$ 1,035,222
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		3,609,000	3,267,473
			$ 4,302,695
Energy - Integrated – 0.3%
BP Capital Markets PLC, 3.625%, 6/22/2170	EUR	1,170,000	$ 1,147,847
Cenovus Energy, Inc., 2.65%, 1/15/2032		$939,000	799,331
Eni S.p.A., 4.25%, 5/09/2029 (n)		607,000	601,524
Galp Energia SGPS S.A., 2%, 1/15/2026	EUR	1,300,000	1,364,550
MOL PLC, 1.5%, 10/08/2027		640,000	605,599
			$ 4,518,851
Financial Institutions – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032		$367,000	$ 305,355
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041		293,000	226,444
Air Lease Corp., 3.125%, 12/01/2030		1,075,000	928,445
Air Lease Corp., 2.875%, 1/15/2032		735,000	606,046
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)		509,000	488,077
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		537,000	517,121
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		665,000	571,986
Credit Logement S.A., 1.081% to 2/15/2029, FLR (EUR ICE Swap Rate - 5yr. + 1.1%) to 2/15/2034	EUR	1,100,000	1,014,586
CTP N.V., 0.942%, 1/20/2026		850,000	812,168
CTP N.V., 1.5%, 9/27/2031		1,050,000	869,749
EXOR N.V., 2.25%, 4/29/2030		600,000	620,908
EXOR N.V., 0.875%, 1/19/2031		500,000	445,041
Grand City Properties S.A., 1.5%, 12/09/2069		900,000	812,971
Logicor Financing S.à r.l., 1.625%, 1/17/2030		890,000	813,027
Logicor Financing S.à r.l., 0.875%, 1/14/2031		275,000	227,314
P3 Group S.à r.l., 0.875%, 1/26/2026		1,130,000	1,102,035
SBB Treasury Oyj, 0.75%, 12/14/2028		590,000	478,094
SBB Treasury Oyj, 1.125%, 11/26/2029		450,000	357,184

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
VGP N.V., 1.5%, 4/08/2029	EUR	1,000,000	$ 866,525
Vonovia SE, 2.375%, 3/25/2032		100,000	100,072
Vonovia SE, 1.625%, 9/01/2051		500,000	344,015
			$ 12,507,163
Food & Beverages – 0.5%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$446,000	$ 426,018
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		512,000	546,359
Bacardi Ltd., 5.15%, 5/15/2038 (n)		658,000	657,192
Constellation Brands, Inc., 4.4%, 11/15/2025		1,053,000	1,071,841
Constellation Brands, Inc., 3.15%, 8/01/2029		1,006,000	923,074
Constellation Brands, Inc., 2.25%, 8/01/2031		400,000	331,657
Diageo Capital PLC, 1.875%, 6/08/2034	EUR	460,000	460,441
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)		$621,000	552,690
Kraft Heinz Foods Co., 3.875%, 5/15/2027		1,121,000	1,096,200
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		1,680,000	1,409,481
			$ 7,474,953
Gaming & Lodging – 0.2%
InterContinental Hotels Group PLC, 3.375%, 10/08/2028	GBP	740,000	$ 902,395
Marriott International, Inc., 2.85%, 4/15/2031		$606,000	521,177
VICI Properties LP, REIT, 4.95%, 2/15/2030		1,583,000	1,571,040
			$ 2,994,612
Insurance – 0.4%
Aflac, Inc., 3.6%, 4/01/2030		$1,004,000	$ 977,638
AIA Group Ltd., 0.88%, 9/09/2033	EUR	600,000	548,165
Argentum Netherlands B.V., 5.125%, 6/01/2048		$660,000	661,650
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044	EUR	600,000	652,390
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	927,000	1,066,657
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)		$244,000	220,654
Credit Agricole Assurances S.A., 2%, 7/17/2030	EUR	300,000	278,595
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 4/24/2069		1,100,000	1,093,227
Zurich Finance (Ireland) DAC, 3%, 4/19/2051		$780,000	659,100
			$ 6,158,076
Insurance - Property & Casualty – 0.1%
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		$244,000	$ 211,034
Berkshire Hathaway, Inc., 0.5%, 1/15/2041	EUR	325,000	230,551
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030		$1,075,000	931,203

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	738,000	$ 808,489
QBE Insurance Group Ltd., 6.115% to 5/24/2022, FLR (GBP Swap Rate-5yr. + 5%) to 5/24/2042		100,000	125,924
			$ 2,307,201
International Market Quasi-Sovereign – 0.6%
Airport Authority Hong Kong, 3.25%, 1/12/2052 (n)		$817,000	$ 676,394
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 1.375%, 4/16/2040	EUR	195,000	177,059
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.625%, 12/08/2050		350,000	241,366
Electricite de France S.A., 2.625% to 6/01/2028, FLR (EUR Swap Rate - 5yr. + 2.86%) to 6/01/2033, FLR (EUR Swap Rate - 5yr. + 3.11%) to 6/01/2048, FLR (EUR Swap Rate - 5yr. + 3.86%) to 12/29/2049		800,000	711,376
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		1,400,000	1,308,929
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2165	GBP	800,000	946,765
ESB Finance DAC, 1%, 7/19/2034	EUR	930,000	860,444
Islandsbanki (Republic of Iceland), 0.75%, 3/25/2025		790,000	797,889
Kreditanstalt Fuer Wiederaufbau, 1.125%, 3/31/2037		3,006,000	2,914,726
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		623,000	620,245
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$927,000	803,695
RTE Reseau de Transport d'Electricite, 0.75%, 1/12/2034	EUR	300,000	271,561
			$ 10,330,449
International Market Sovereign – 8.7%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	6,293,000	$ 4,382,309
Commonwealth of Australia, 1.75%, 6/21/2051		3,769,000	1,832,017
Government of Bermuda, 2.375%, 8/20/2030 (n)		$418,000	370,975
Government of Canada, 4%, 6/01/2041	CAD	958,000	862,718
Government of Japan, 1.7%, 3/20/2032	JPY	1,884,650,000	16,612,513
Government of Japan, 0.4%, 3/20/2036		1,769,950,000	13,545,454
Government of Japan, 2.3%, 3/20/2040		2,029,400,000	19,961,227
Government of New Zealand, 1.5%, 5/15/2031	NZD	11,239,000	6,071,953
Government of New Zealand , 0.25%, 5/15/2028		23,784,000	12,584,303
Kingdom of Belgium, 0%, 10/22/2031 (n)	EUR	6,996,000	6,450,511

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Kingdom of Spain, 1.25%, 10/31/2030 (n)	EUR	12,285,000	$ 12,474,706
Kingdom of Spain, 1%, 10/31/2050		781,000	575,044
Republic of Cyprus, 0%, 2/09/2026		1,882,000	1,875,003
Republic of Cyprus, 0.625%, 1/21/2030		2,249,000	2,091,849
Republic of Cyprus, 0.95%, 1/20/2032		7,695,000	7,039,060
Republic of Iceland, 5%, 11/15/2028	ISK	525,100,000	3,970,004
Republic of Ireland, 0%, 10/18/2031	EUR	3,401,000	3,110,007
Republic of Italy, 0.6%, 8/01/2031 (n)		6,637,000	5,808,263
Republic of Italy, 1.65%, 3/01/2032		11,094,000	10,681,305
Republic of Italy, 2.15%, 9/01/2052 (n)		742,000	623,691
United Kingdom Treasury, 1.75%, 9/07/2037	GBP	5,600,000	6,714,562
United Kingdom Treasury, 1.75%, 1/22/2049		706,000	831,369
			$ 138,468,843
Local Authorities – 0.3%
City of Oslo, 2.17%, 5/18/2029	NOK	15,000,000	$ 1,480,897
Government of Ontario, 1.9%, 12/02/2051	CAD	3,072,000	1,595,556
Province of Alberta, 4.5%, 12/01/2040		710,000	601,713
Province of British Columbia, 2.95%, 6/18/2050		600,000	402,198
			$ 4,080,364
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$1,156,000	$ 1,074,663
John Deere Capital Corp., 2.8%, 7/18/2029		245,000	230,284
			$ 1,304,947
Major Banks – 2.0%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)		$1,034,000	$ 851,106
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026		1,469,000	1,436,820
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028		1,125,000	1,064,463
Bank of America Corp., 0.694%, 3/22/2031	EUR	610,000	554,562
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		$2,876,000	2,467,288
BNP Paribas S.A., 2.1%, 4/07/2032	EUR	600,000	593,112
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$1,471,000	1,230,776
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR - 1 day + 1.73%) to 5/14/2032 (n)		351,000	293,544
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		1,092,000	902,479
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		362,000	299,991

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		$1,029,000	$ 960,920
HSBC Holdings PLC, 4.375%, 11/23/2026		2,161,000	2,138,474
JPMorgan Chase & Co., 1.47%, 9/22/2027		1,726,000	1,532,607
JPMorgan Chase & Co., 1.963%, 3/23/2030	EUR	866,000	886,751
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		$2,681,000	2,472,266
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		484,000	406,792
Morgan Stanley, 3.125%, 1/23/2023		1,757,000	1,763,914
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		2,003,000	1,801,119
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		522,000	488,438
NatWest Group PLC, 3.619%, 3/29/2029	GBP	400,000	496,399
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029	EUR	630,000	581,879
Toronto Dominion Bank, 1.952%, 4/08/2030		1,100,000	1,116,206
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$1,622,000	1,361,676
UBS Group Funding (Switzerland) AG, 2.859%, 8/15/2023 (n)		600,000	598,821
Unicaja Banco S.A., 1%, 12/01/2026	EUR	900,000	883,420
UniCredit S.p.A., 0.925% to 1/28/2027, FLR (EURIBOR - 3mo. + 0.85%) to 1/18/2028		1,430,000	1,380,509
Wells Fargo & Co., 2.125%, 9/24/2031	GBP	1,030,000	1,124,993
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$1,150,000	1,044,893
Wells Fargo & Co., 3.9%, 5/01/2045		316,000	283,690
			$ 31,017,908
Medical & Health Technology & Services – 0.4%
Alcon, Inc., 3.8%, 9/23/2049 (n)		$231,000	$ 189,111
Becton Dickinson Euro Finance S.à r.l., 1.336%, 8/13/2041	EUR	340,000	266,027
HCA, Inc., 5.125%, 6/15/2039		$399,000	384,204
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025		1,075,000	1,070,011
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		567,000	542,372
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		670,000	528,967
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,300,000	959,447
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		590,000	704,183
Thermo Fisher Scientific Finance I B.V., 1.125%, 10/18/2033	EUR	580,000	526,548

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051	EUR	270,000	$ 224,963
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$1,119,000	986,112
			$ 6,381,945
Medical Equipment – 0.0%
American Medical Systems Europe B.V., 1.875%, 3/08/2034	EUR	240,000	$ 231,692
Boston Scientific Corp., 0.625%, 12/01/2027		300,000	291,650
			$ 523,342
Metals & Mining – 0.2%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$1,815,000	$ 1,902,498
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		1,032,000	881,596
			$ 2,784,094
Midstream – 0.4%
Enterprise Products Partners LP, 3.125%, 7/31/2029		$872,000	$ 808,736
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		1,052,142	925,092
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		1,445,000	1,316,324
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		1,216,000	1,192,507
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		689,000	683,647
Targa Resources Corp., 4.2%, 2/01/2033		107,000	101,411
Targa Resources Corp., 4.95%, 4/15/2052		649,000	592,748
			$ 5,620,465
Mortgage-Backed – 2.9%
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046		$3,595,166	$ 3,722,500
Fannie Mae, 5.5%, 1/01/2037		13,907	14,795
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		141,620	154,586
Fannie Mae, 5%, 4/01/2040 - 8/01/2040		979,164	1,032,529
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		1,079,503	1,090,402
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046		1,658,702	1,627,560
Fannie Mae, UMBS, 2%, 3/01/2042 - 5/01/2052		3,315,365	2,942,680
Fannie Mae, UMBS, 2.5%, 4/01/2042 - 5/01/2052		2,564,505	2,350,496
Fannie Mae, UMBS, 3%, 12/01/2051		514,700	487,565
Freddie Mac, 1.481%, 3/25/2027 (i)		1,523,000	90,283
Freddie Mac, 3.224%, 3/25/2027		4,500,000	4,489,702
Freddie Mac, 3.194%, 7/25/2027		3,914,000	3,896,072
Freddie Mac, 3.286%, 11/25/2027		2,576,000	2,574,056
Freddie Mac, 1.914%, 4/25/2030 (i)		3,170,226	383,569
Freddie Mac, 1.985%, 4/25/2030 (i)		2,614,093	327,665
Freddie Mac, 1.766%, 5/25/2030 (i)		3,298,344	373,923
Freddie Mac, 1.906%, 5/25/2030 (i)		7,375,798	900,687
Freddie Mac, 1.436%, 6/25/2030 (i)		3,056,884	280,249

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.704%, 8/25/2030 (i)	$2,713,457	$ 302,380
Freddie Mac, 1.263%, 9/25/2030 (i)	1,752,322	145,548
Freddie Mac, 1.172%, 11/25/2030 (i)	3,594,105	280,630
Freddie Mac, 0.422%, 1/25/2031 (i)	13,683,912	315,985
Freddie Mac, 0.613%, 3/25/2031 (i)	16,766,621	618,844
Freddie Mac, 1.039%, 7/25/2031 (i)	3,177,082	232,132
Freddie Mac, 0.955%, 9/25/2031 (i)	4,021,884	269,713
Freddie Mac, 0.665%, 12/25/2031 (i)	3,294,996	148,568
Freddie Mac, 5.5%, 7/01/2037	26,753	28,478
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	1,093,175	1,141,126
Freddie Mac, 5%, 7/01/2041	390,708	414,257
Freddie Mac, 0.632%, 9/25/2049 (i)	13,281,588	536,741
Freddie Mac, UMBS, 3.5%, 1/01/2047	739,454	729,605
Freddie Mac, UMBS, 3%, 6/01/2050	110,004	104,213
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 12/01/2051	461,928	422,471
Freddie Mac, UMBS, 2%, 4/01/2052	312,883	276,449
Ginnie Mae, 5%, 5/15/2040	144,188	153,245
Ginnie Mae, 3.5%, 6/20/2043	573,271	573,250
Ginnie Mae, 2.5%, 8/20/2051 - 11/20/2051	1,542,793	1,435,012
Ginnie Mae, 3%, 10/20/2051 - 2/20/2052	947,719	905,745
Ginnie Mae, 2%, 1/20/2052	940,093	854,480
Ginnie Mae, TBA, 3%, 5/15/2052	1,150,000	1,096,185
Ginnie Mae, TBA, 3.5%, 5/15/2052	1,575,000	1,540,670
Ginnie Mae, TBA, 4%, 5/15/2052	383,759	384,314
UMBS, TBA, 2%, 5/25/2037 - 6/25/2052	2,900,000	2,609,930
UMBS, TBA, 2.5%, 5/25/2052 - 6/25/2052	2,175,000	1,982,081
UMBS, TBA, 3%, 5/25/2052	1,350,000	1,272,904
UMBS, TBA, 3.5%, 5/25/2052	550,000	533,371
		$ 46,047,646
Municipals – 0.4%
Colorado Housing & Finance Authority, Single Family Mortgage Class I, Taxable, “D-1”, GNMA, 5%, 11/01/2047 (w)	$750,000	$ 776,918
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., Taxable, “A”, 2.641%, 7/01/2037	1,235,000	1,079,943
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), Taxable, 3.384%, 12/01/2040	945,000	834,079
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	801,000	913,311
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030	992,000	1,003,487

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2022		$425,000	$ 433,815
State of Florida, Taxable, “A”, 2.154%, 7/01/2030		1,258,000	1,101,416
			$ 6,142,969
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$857,000	$ 807,495
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		710,000	595,520
National Grid PLC, 1.125%, 1/14/2033	GBP	925,000	890,373
			$ 2,293,388
Natural Gas - Pipeline – 0.1%
APT Pipelines Ltd., 0.75%, 3/15/2029	EUR	970,000	$ 901,074
APT Pipelines Ltd., 2.5%, 3/15/2036	GBP	850,000	874,623
			$ 1,775,697
Network & Telecom – 0.2%
AT&T, Inc., 3.5%, 9/15/2053		$655,000	$ 512,802
Verizon Communications, Inc., 2.1%, 3/22/2028		649,000	581,205
Verizon Communications, Inc., 2.55%, 3/21/2031		1,057,000	920,131
Verizon Communications, Inc., 3.55%, 3/22/2051		584,000	479,588
			$ 2,493,726
Oils – 0.2%
Neste Oyj, 0.75%, 3/25/2028	EUR	1,300,000	$ 1,251,508
Phillips 66, 4.875%, 11/15/2044		$568,000	568,238
Valero Energy Corp., 2.8%, 12/01/2031		1,352,000	1,168,748
			$ 2,988,494
Other Banks & Diversified Financials – 0.6%
AIB Group PLC, 2.25%, 4/04/2028	EUR	560,000	$ 575,836
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)		$702,000	631,800
Banque Federative du Credit Mutuel S.A., 1.125%, 11/19/2031	EUR	600,000	515,579
Belfius Bank S.A., 1.25% to 4/06/2029, FLR (EUR Swap Rate - 5yr. + 1.3%) to 4/06/2034		700,000	632,797
Deutsche Bank AG, 1.875% to 2/23/2027, FLR (EURIBOR - 3mo. + 1.38%) to 2/23/2028		200,000	201,491
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032		400,000	352,854
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$950,000	948,906
Groupe BPCE S.A., 0.75%, 3/03/2031	EUR	900,000	797,343

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Groupe des Assurances du Credit Mutuel, 1.85%, 4/21/2042	EUR	700,000	$ 620,313
Intesa Sanpaolo S.p.A., 2.625%, 3/11/2036	GBP	1,240,000	1,249,477
UBS AG, 5.125%, 5/15/2024		$1,530,000	1,555,560
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	950,000	1,204,425
			$ 9,286,381
Printing & Publishing – 0.0%
Informa PLC, 3.125%, 7/05/2026	GBP	448,000	$ 555,464
Railroad & Shipping – 0.1%
Canadian Pacific Railway Co., 2.45%, 12/02/2031		$386,000	$ 335,748
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	1,259,000	1,231,105
			$ 1,566,853
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$675,000	$ 626,050
Corporate Office Property LP, REIT, 2%, 1/15/2029		425,000	354,354
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		868,000	736,436
			$ 1,716,840
Real Estate - Other – 0.2%
EPR Properties, REIT, 3.6%, 11/15/2031		$725,000	$ 614,139
Lexington Realty Trust Co., 2.7%, 9/15/2030		881,000	757,387
SEGRO Capital S.à r.l., 1.875%, 3/23/2030	EUR	1,100,000	1,105,054
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		$1,296,000	1,100,356
			$ 3,576,936
Real Estate - Retail – 0.2%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$1,174,000	$ 1,108,825
Hammerson Ireland Finance Designated Activity Co., 1.75%, 6/03/2027	EUR	662,000	622,522
Regency Centers Corp., 3.7%, 6/15/2030		$286,000	267,256
Spirit Realty, LP, REIT, 3.2%, 1/15/2027		531,000	505,944
STORE Capital Corp., REIT, 2.7%, 12/01/2031		949,000	790,159
			$ 3,294,706
Restaurants – 0.1%
Starbucks Corp., 3%, 2/14/2032		$1,298,000	$ 1,147,351

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – 0.1%
Best Buy Co., Inc., 1.95%, 10/01/2030		$1,357,000	$ 1,125,379
Home Depot, Inc., 4.875%, 2/15/2044		496,000	520,855
			$ 1,646,234
Specialty Chemicals – 0.0%
Akzo Nobel N.V., 2%, 3/28/2032	EUR	760,000	$ 765,032
Specialty Stores – 0.0%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$994,000	$ 830,003
Supermarkets – 0.0%
Auchan Holding S.A., 3.25%, 7/23/2027	EUR	500,000	$ 504,044
Supranational – 0.1%
Corporacion Andina de Fomento, 1.625%, 9/23/2025		$1,020,000	$ 958,556
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	440,000	319,839
West African Development Bank, 4.7%, 10/22/2031		$1,033,000	1,021,905
			$ 2,300,300
Telecommunications - Wireless – 0.4%
American Tower Corp., REIT, 4%, 6/01/2025		$1,100,000	$ 1,098,005
Crown Castle International Corp., REIT, 1.35%, 7/15/2025		501,000	461,985
Crown Castle International Corp., REIT, 4.45%, 2/15/2026		1,922,000	1,939,689
Crown Castle International Corp., REIT, 3.7%, 6/15/2026		425,000	417,885
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)		765,000	704,442
T-Mobile USA, Inc., 3.875%, 4/15/2030		1,513,000	1,431,962
			$ 6,053,968
Telephone Services – 0.1%
TELUS Corp., 2.85%, 11/13/2031	CAD	1,775,000	$ 1,175,633
Transportation - Services – 0.2%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$537,000	$ 652,745
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031	EUR	1,000,000	905,725
Vinci S.A., 3.75%, 4/10/2029 (n)		$1,334,000	1,298,472
			$ 2,856,942
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$36,266	$ 36,799
Small Business Administration, 2.22%, 3/01/2033		304,451	285,913
			$ 322,712

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 3.3%
U.S. Treasury Bonds, 1.125%, 8/15/2040		$26,014,000	$ 18,652,851
U.S. Treasury Bonds, 2.375%, 11/15/2049		12,704,000	11,171,580
U.S. Treasury Notes, 1.25%, 3/31/2028		10,133,200	9,189,546
U.S. Treasury Notes, 2.375%, 5/15/2029 (f)		14,356,700	13,834,026
			$ 52,848,003
Utilities - Electric Power – 0.9%
American Electric Power Co., Inc., 2.3%, 3/01/2030		$1,460,000	$ 1,253,763
Bruce Power LP, 2.68%, 12/21/2028	CAD	1,600,000	1,125,935
Duke Energy Corp., 3.75%, 9/01/2046		$910,000	753,914
Enel Americas S.A., 4%, 10/25/2026		3,133,000	3,041,422
Enel Finance International N.V., 2.875%, 4/11/2029	GBP	540,000	655,172
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$456,000	438,934
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	875,000	853,850
Enel S.p.A., 1.875%, 3/08/2170		1,025,000	863,707
Evergy, Inc., 2.9%, 9/15/2029		$1,246,000	1,142,270
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		758,000	665,693
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		351,000	344,030
Southern California Edison Co., 3.65%, 2/01/2050		478,000	383,351
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,800,000	1,781,208
Virginia Electric & Power Co., 2.875%, 7/15/2029		454,000	420,589
			$ 13,723,838
Total Bonds (Identified Cost, $673,659,727)			$ 601,093,866
Preferred Stocks – 0.7%
Computer Software - Systems – 0.2%
Samsung Electronics Co. Ltd.		61,297	$ 2,862,479
Consumer Products – 0.5%
Henkel AG & Co. KGaA		123,148	$ 7,971,583
Total Preferred Stocks (Identified Cost, $10,326,854)			$ 10,834,062
Convertible Preferred Stocks – 0.1%
Medical Equipment – 0.1%
Boston Scientific Corp., 5.5% (Identified Cost, $1,472,916)		13,573	$ 1,531,713

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 0.28% (v) (Identified Cost, $15,511,608)	15,513,159	$ 15,513,159
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund, 0.36% (j) (Identified Cost, $537,806)	537,806	$ 537,806

Other Assets, Less Liabilities – 0.6%		9,992,719
Net Assets – 100.0%		$1,584,960,508

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $15,513,159 and $1,559,454,630, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $96,988,134, representing 6.1% of net assets.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Portfolio of Investments (unaudited) – continued
Restricted Securities	Acquisition Date	Cost	Value
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 2.304% (LIBOR - 1mo. + 1.75%), 1/15/2037	12/07/2021	$808,500	$797,569
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 2.804% (LIBOR - 1mo. + 2.25%), 1/15/2037	12/07/2021	1,320,000	1,302,429
MF1 2020-FL3 Ltd., “AS”, FLR, 3.473% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/2020	714,500	715,189
Total Restricted Securities			$2,815,187
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
ICE	Intercontinental Exchange
IEU	International Equity Unit
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso

Portfolio of Investments (unaudited) – continued
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
UYU	Uruguayan Peso
Derivative Contracts at 4/30/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	1,701,566	USD	1,795,163	HSBC Bank	7/15/2022	$6,809
EUR	922,000	USD	972,365	JPMorgan Chase Bank N.A.	7/15/2022	4,040
EUR	12,591,477	USD	13,280,684	Morgan Stanley Capital Services, Inc.	7/15/2022	53,790
GBP	630,000	USD	785,301	JPMorgan Chase Bank N.A.	7/15/2022	7,117
USD	3,046,480	AUD	4,179,000	Citibank N.A.	7/15/2022	89,897
USD	1,242,600	AUD	1,714,000	Deutsche Bank AG	7/15/2022	29,969
USD	10,039,838	AUD	13,646,000	JPMorgan Chase Bank N.A.	7/15/2022	385,489
USD	723,251	CAD	920,000	Goldman Sachs International	7/15/2022	7,298
USD	921,721	CNH	6,100,000	Brown Brothers Harriman	7/15/2022	7,671
USD	647,234	CNH	4,153,000	HSBC Bank	7/15/2022	24,931
USD	6,744,637	EUR	6,121,038	BNP Paribas S.A.	7/15/2022	262,409
USD	4,644,352	EUR	4,248,105	Deutsche Bank AG	7/15/2022	145,576
USD	977,724	EUR	882,929	HSBC Bank	7/15/2022	42,695
USD	678,128	EUR	610,000	JPMorgan Chase Bank N.A.	7/15/2022	32,133
USD	4,893,396	EUR	4,464,882	UBS AG	7/15/2022	165,051
USD	2,696,114	GBP	2,100,000	Barclays Bank PLC	7/15/2022	54,721
USD	6,539,216	GBP	4,993,428	Deutsche Bank AG	7/15/2022	258,452
USD	707,577	GBP	539,714	HSBC Bank	7/15/2022	28,722
USD	383,689	JPY	47,341,310	Deutsche Bank AG	7/15/2022	17,752
USD	9,504,223	KRW	11,650,846,915	Citibank N.A.	6/30/2022	225,686
USD	3,446,773	KRW	4,202,306,000	Citibank N.A.	7/08/2022	99,578
USD	6,734,597	KRW	8,208,597,850	JPMorgan Chase Bank N.A.	7/08/2022	196,334
USD	2,208,209	KRW	2,689,267,000	Merrill Lynch International	7/08/2022	66,170
USD	29,603,544	NZD	42,686,252	Deutsche Bank AG	7/15/2022	2,059,775
USD	3,658,136	NZD	5,392,638	HSBC Bank	7/15/2022	178,477
USD	849,686	TWD	24,516,000	Barclays Bank PLC	7/18/2022	16,890
USD	3,516,653	TWD	97,348,000	JPMorgan Chase Bank N.A.	5/17/2022	213,735
USD	2,627,113	TWD	75,984,000	Merrill Lynch International	7/18/2022	45,974
						$4,727,141
Liability Derivatives
AUD	22,449,731	USD	16,884,330	Merrill Lynch International	7/15/2022	$(1,001,468)
CAD	28,308,573	USD	22,588,904	UBS AG	7/15/2022	(558,925)
CHF	3,213,000	USD	3,482,040	UBS AG	7/15/2022	(165,227)
CLP	1,301,280,000	USD	1,621,735	Citibank N.A.	6/29/2022	(113,523)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
CLP	283,090,000	USD	341,710	Goldman Sachs International	6/29/2022	$(13,603)
CNH	23,693,000	USD	3,696,736	HSBC Bank	7/15/2022	(146,474)
COP	2,567,260,000	USD	664,578	Goldman Sachs International	6/08/2022	(20,063)
CZK	95,932,000	USD	4,293,950	HSBC Bank	7/15/2022	(216,434)
DKK	8,708,598	USD	1,257,693	Brown Brothers Harriman	7/15/2022	(17,919)
EUR	5,018,885	USD	5,569,558	HSBC Bank	7/15/2022	(254,519)
EUR	994,720	USD	1,082,643	JPMorgan Chase Bank N.A.	7/15/2022	(29,227)
GBP	1,075,049	USD	1,404,159	Deutsche Bank AG	7/15/2022	(51,955)
GBP	539,347	USD	707,035	HSBC Bank	7/15/2022	(28,641)
HUF	162,983,000	USD	478,661	Goldman Sachs International	7/15/2022	(28,698)
IDR	41,290,358,660	USD	2,869,578	JPMorgan Chase Bank N.A.	6/17/2022	(29,462)
ILS	3,400,000	USD	1,035,707	Brown Brothers Harriman	7/15/2022	(13,410)
JPY	263,792,546	USD	2,071,367	HSBC Bank	7/15/2022	(32,310)
JPY	61,859,119	USD	505,466	JPMorgan Chase Bank N.A.	7/15/2022	(27,309)
JPY	3,210,100,662	USD	26,213,891	Merrill Lynch International	7/15/2022	(1,400,532)
MXN	35,968,516	USD	1,776,743	UBS AG	7/15/2022	(39,512)
NOK	53,447,246	USD	6,168,500	HSBC Bank	7/15/2022	(467,931)
NZD	3,491,000	USD	2,311,592	Deutsche Bank AG	7/15/2022	(58,986)
NZD	11,286,000	USD	7,605,053	Goldman Sachs International	7/15/2022	(322,639)
NZD	5,423,000	USD	3,591,917	JPMorgan Chase Bank N.A.	7/15/2022	(92,667)
PLN	4,899,803	USD	1,142,860	Goldman Sachs International	7/15/2022	(48,229)
SEK	29,156,127	USD	3,107,524	Deutsche Bank AG	7/15/2022	(131,557)
SEK	30,066,000	USD	3,156,171	Goldman Sachs International	7/15/2022	(87,333)
SGD	1,797,000	USD	1,327,915	Citibank N.A.	7/15/2022	(28,428)
SGD	9,100,000	USD	6,667,896	JPMorgan Chase Bank N.A.	7/15/2022	(87,299)
THB	68,750,000	USD	2,044,306	JPMorgan Chase Bank N.A.	7/19/2022	(40,031)
USD	1,906,055	EUR	1,800,000	Deutsche Bank AG	7/15/2022	(160)
USD	1,269,904	GBP	1,012,000	JPMorgan Chase Bank N.A.	7/15/2022	(2,995)
						$(5,557,466)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	70	$6,139,767	June – 2022	$79,588
Canadian Treasury Bond 5 yr	Short	CAD	404	36,385,630	June – 2022	1,202,244
Euro-Bund 10 yr	Short	EUR	163	26,410,853	June – 2022	1,751,606
U.S. Treasury Bond	Short	USD	66	9,285,375	June – 2022	711,201
U.S. Treasury Note 5 yr	Short	USD	562	63,321,594	June – 2022	2,626,297
U.S. Treasury Ultra Bond	Short	USD	3	481,312	June – 2022	27,629
U.S. Treasury Ultra Note 10 yr	Short	USD	236	30,444,000	June – 2022	1,654,630
						$8,053,195

Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10yr	Long	CAD	29	$2,852,481	June – 2022	$(24,923)
Euro-Bobl 5 yr	Long	EUR	155	20,796,124	June – 2022	(587,002)
Euro-Buxl 30 yr	Long	EUR	68	12,265,524	June – 2022	(244,885)
Long Gilt 10 yr	Long	GBP	48	7,148,754	June – 2022	(145,013)
U.S. Treasury Note 10 yr	Long	USD	94	11,200,688	June – 2022	(62,225)
U.S. Treasury Note 2 yr	Long	USD	167	35,205,687	June – 2022	(87,640)
						$(1,151,688)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
12/20/26	EUR	973,000	Goldman Sachs International	5.00%/Quarterly	(1)	$(42,276)	$197,472	$155,196
Liability Derivatives
Credit Default Swaps
12/20/31	EUR	1,140,000	Barclays Bank PLC	1.00%/Quarterly	(2)	$(42,231)	$12,008	$(30,223)
(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore Funding LLC, 1.875%, 9/13/23, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by Daimler Finance North America LLC, 1.4%, 1/12/24, a A- rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, than the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
At April 30, 2022, the fund had cash collateral of $2,670,000 and other liquid securities with an aggregate value of $2,784,775 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $522,031 of securities on loan (identified cost, $1,353,569,011)	$1,559,454,630
Investments in affiliated issuers, at value (identified cost, $15,511,608)	15,513,159
Foreign currency, at value (identified cost, $111,813)	111,647
Restricted cash for
Forward foreign currency exchange contracts	2,670,000
Receivables for
Forward foreign currency exchange contracts	4,727,141
Net daily variation margin on open futures contracts	167,715
Investments sold	22,753,302
TBA sale commitments	3,196,716
Fund shares sold	1,110,178
Interest and dividends	8,572,346
Uncleared swaps, at value (net of unamortized premiums paid, $209,480)	155,196
Receivable from investment adviser	12,060
Other assets	45,448
Total assets	$1,618,489,538
Liabilities
Payable to custodian	$18,952
Payables for
Forward foreign currency exchange contracts	5,557,466
Investments purchased	11,264,016
TBA purchase commitments	12,827,486
Fund shares reacquired	1,849,896
When-issued investments purchased	779,948
Collateral for securities loaned, at value	537,806
Uncleared swaps, at value	30,223
Payable to affiliates
Administrative services fee	2,279
Shareholder servicing costs	451,459
Distribution and service fees	23,950
Payable for independent Trustees' compensation	5,312
Deferred country tax expense payable	19,285
Accrued expenses and other liabilities	160,952
Total liabilities	$33,529,030
Net assets	$1,584,960,508

Statement of Assets and Liabilities (unaudited) – continued
Net assets consist of
Paid-in capital	$1,359,906,738
Total distributable earnings (loss)	225,053,770
Net assets	$1,584,960,508
Shares of beneficial interest outstanding	95,438,039

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$709,479,396	42,475,832	$16.70
Class B	13,254,442	774,658	17.11
Class C	89,818,112	5,345,843	16.80
Class I	509,812,143	30,929,157	16.48
Class R1	2,315,576	138,850	16.68
Class R2	4,403,522	267,043	16.49
Class R3	16,330,869	981,403	16.64
Class R4	5,917,005	353,615	16.73
Class R6	233,629,443	14,171,638	16.49

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.72 [100 / 94.25 x $16.70]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$13,580,867
Interest	6,757,866
Other	75,134
Dividends from affiliated issuers	22,016
Income on securities loaned	6,602
Foreign taxes withheld	(694,149)
Total investment income	$19,748,336
Expenses
Management fee	$6,554,451
Distribution and service fees	1,619,424
Shareholder servicing costs	819,179
Administrative services fee	125,777
Independent Trustees' compensation	13,349
Custodian fee	144,380
Shareholder communications	49,405
Audit and tax fees	44,066
Legal fees	4,475
Miscellaneous	110,646
Total expenses	$9,485,152
Fees paid indirectly	(998)
Reduction of expenses by investment adviser and distributor	(688,722)
Net expenses	$8,795,432
Net investment income (loss)	$10,952,904

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $18,919 country tax)	$24,615,142
Affiliated issuers	167
Written options	22,174
Futures contracts	4,390,074
Swap agreements	37,084
Forward foreign currency exchange contracts	(2,822,290)
Foreign currency	(434,139)
Net realized gain (loss)	$25,808,212
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $7,183 increase in deferred country tax)	$(191,860,588)
Affiliated issuers	(166)
Futures contracts	4,747,676
Swap agreements	(84,507)
Forward foreign currency exchange contracts	86,854
Translation of assets and liabilities in foreign currencies	(360,904)
Net unrealized gain (loss)	$(187,471,635)
Net realized and unrealized gain (loss)	$(161,663,423)
Change in net assets from operations	$(150,710,519)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21
Change in net assets
From operations
Net investment income (loss)	$10,952,904	$23,918,866
Net realized gain (loss)	25,808,212	168,413,931
Net unrealized gain (loss)	(187,471,635)	130,474,754
Change in net assets from operations	$(150,710,519)	$322,807,551
Total distributions to shareholders	$(157,268,520)	$(127,898,152)
Change in net assets from fund share transactions	$56,150,987	$(8,865,770)
Total change in net assets	$(251,828,052)	$186,043,629
Net assets
At beginning of period	1,836,788,560	1,650,744,931
At end of period	$1,584,960,508	$1,836,788,560
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$19.98	$17.90	$18.51	$17.02	$18.08	$16.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.24	$0.22	$0.30	$0.27	$0.23(c)
Net realized and unrealized gain (loss)	(1.67)	3.22	(0.03)	1.70	(0.81)	1.70
Total from investment operations	$(1.56)	$3.46	$0.19	$2.00	$(0.54)	$1.93
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.35)	$(0.29)	$(0.23)	$(0.28)	$(0.27)
From net realized gain	(1.63)	(1.03)	(0.51)	(0.28)	(0.24)	—
Total distributions declared to shareholders	$(1.72)	$(1.38)	$(0.80)	$(0.51)	$(0.52)	$(0.27)
Net asset value, end of period (x)	$16.70	$19.98	$17.90	$18.51	$17.02	$18.08
Total return (%) (r)(s)(t)(x)	(8.61)(n)	19.88	1.00	12.03	(3.12)	11.88(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17(a)	1.16	1.17	1.16	1.15	1.20(c)
Expenses after expense reductions (f)	1.09(a)	1.09	1.09	1.09	1.09	1.08(c)
Net investment income (loss)	1.19(a)	1.24	1.26	1.70	1.48	1.35(c)
Portfolio turnover	37(n)	94	89	65	52	41
Net assets at end of period (000 omitted)	$709,479	$810,477	$698,352	$754,092	$731,699	$781,298
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$20.45	$18.29	$18.88	$17.34	$18.41	$16.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.10	$0.09	$0.17	$0.13	$0.11(c)
Net realized and unrealized gain (loss)	(1.71)	3.29	(0.03)	1.73	(0.83)	1.74
Total from investment operations	$(1.67)	$3.39	$0.06	$1.90	$(0.70)	$1.85
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.20)	$(0.14)	$(0.08)	$(0.13)	$(0.17)
From net realized gain	(1.63)	(1.03)	(0.51)	(0.28)	(0.24)	—
Total distributions declared to shareholders	$(1.67)	$(1.23)	$(0.65)	$(0.36)	$(0.37)	$(0.17)
Net asset value, end of period (x)	$17.11	$20.45	$18.29	$18.88	$17.34	$18.41
Total return (%) (r)(s)(t)(x)	(8.94)(n)	18.96	0.26	11.21	(3.90)	11.11(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92(a)	1.91	1.92	1.91	1.90	1.95(c)
Expenses after expense reductions (f)	1.84(a)	1.84	1.84	1.84	1.84	1.84(c)
Net investment income (loss)	0.41(a)	0.49	0.51	0.96	0.72	0.61(c)
Portfolio turnover	37(n)	94	89	65	52	41
Net assets at end of period (000 omitted)	$13,254	$17,638	$19,630	$28,393	$36,088	$48,598
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$20.12	$18.01	$18.60	$17.10	$18.15	$16.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.10	$0.09	$0.17	$0.13	$0.10(c)
Net realized and unrealized gain (loss)	(1.69)	3.24	(0.03)	1.70	(0.80)	1.71
Total from investment operations	$(1.65)	$3.34	$0.06	$1.87	$(0.67)	$1.81
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.20)	$(0.14)	$(0.09)	$(0.14)	$(0.17)
From net realized gain	(1.63)	(1.03)	(0.51)	(0.28)	(0.24)	—
Total distributions declared to shareholders	$(1.67)	$(1.23)	$(0.65)	$(0.37)	$(0.38)	$(0.17)
Net asset value, end of period (x)	$16.80	$20.12	$18.01	$18.60	$17.10	$18.15
Total return (%) (r)(s)(t)(x)	(8.98)(n)	19.00	0.28	11.14	(3.81)	11.03(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92(a)	1.91	1.92	1.91	1.90	1.95(c)
Expenses after expense reductions (f)	1.84(a)	1.84	1.84	1.84	1.84	1.84(c)
Net investment income (loss)	0.42(a)	0.49	0.52	0.96	0.72	0.60(c)
Portfolio turnover	37(n)	94	89	65	52	41
Net assets at end of period (000 omitted)	$89,818	$116,520	$144,961	$211,090	$255,464	$337,099
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$19.75	$17.70	$18.31	$16.85	$17.91	$16.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.29	$0.27	$0.34	$0.31	$0.28(c)
Net realized and unrealized gain (loss)	(1.66)	3.19	(0.04)	1.67	(0.81)	1.69
Total from investment operations	$(1.53)	$3.48	$0.23	$2.01	$(0.50)	$1.97
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.40)	$(0.33)	$(0.27)	$(0.32)	$(0.32)
From net realized gain	(1.63)	(1.03)	(0.51)	(0.28)	(0.24)	—
Total distributions declared to shareholders	$(1.74)	$(1.43)	$(0.84)	$(0.55)	$(0.56)	$(0.32)
Net asset value, end of period (x)	$16.48	$19.75	$17.70	$18.31	$16.85	$17.91
Total return (%) (r)(s)(t)(x)	(8.54)(n)	20.23	1.27	12.26	(2.90)	12.22(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92(a)	0.91	0.92	0.91	0.90	0.95(c)
Expenses after expense reductions (f)	0.84(a)	0.84	0.84	0.84	0.84	0.84(c)
Net investment income (loss)	1.43(a)	1.49	1.50	1.94	1.75	1.64(c)
Portfolio turnover	37(n)	94	89	65	52	41
Net assets at end of period (000 omitted)	$509,812	$597,469	$524,907	$569,767	$667,895	$585,360
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$19.98	$17.90	$18.51	$17.02	$18.08	$16.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.10	$0.09	$0.17	$0.12	$0.10(c)
Net realized and unrealized gain (loss)	(1.67)	3.22	(0.03)	1.69	(0.80)	1.71
Total from investment operations	$(1.63)	$3.32	$0.06	$1.86	$(0.68)	$1.81
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.21)	$(0.16)	$(0.09)	$(0.14)	$(0.17)
From net realized gain	(1.63)	(1.03)	(0.51)	(0.28)	(0.24)	—
Total distributions declared to shareholders	$(1.67)	$(1.24)	$(0.67)	$(0.37)	$(0.38)	$(0.17)
Net asset value, end of period (x)	$16.68	$19.98	$17.90	$18.51	$17.02	$18.08
Total return (%) (r)(s)(t)(x)	(8.93)(n)	18.99	0.23	11.18	(3.84)	11.09(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92(a)	1.91	1.92	1.91	1.90	1.95(c)
Expenses after expense reductions (f)	1.84(a)	1.84	1.84	1.84	1.84	1.84(c)
Net investment income (loss)	0.45(a)	0.49	0.51	0.96	0.65	0.59(c)
Portfolio turnover	37(n)	94	89	65	52	41
Net assets at end of period (000 omitted)	$2,316	$2,432	$2,396	$2,483	$2,352	$2,578
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$19.76	$17.71	$18.31	$16.84	$17.89	$16.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.19	$0.18	$0.25	$0.22	$0.19(c)
Net realized and unrealized gain (loss)	(1.66)	3.19	(0.04)	1.68	(0.80)	1.68
Total from investment operations	$(1.57)	$3.38	$0.14	$1.93	$(0.58)	$1.87
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.30)	$(0.23)	$(0.18)	$(0.23)	$(0.24)
From net realized gain	(1.63)	(1.03)	(0.51)	(0.28)	(0.24)	—
Total distributions declared to shareholders	$(1.70)	$(1.33)	$(0.74)	$(0.46)	$(0.47)	$(0.24)
Net asset value, end of period (x)	$16.49	$19.76	$17.71	$18.31	$16.84	$17.89
Total return (%) (r)(s)(t)(x)	(8.73)(n)	19.61	0.75	11.74	(3.37)	11.59(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.42(a)	1.41	1.42	1.41	1.40	1.45(c)
Expenses after expense reductions (f)	1.34(a)	1.34	1.34	1.34	1.34	1.34(c)
Net investment income (loss)	0.95(a)	0.99	1.00	1.44	1.21	1.11(c)
Portfolio turnover	37(n)	94	89	65	52	41
Net assets at end of period (000 omitted)	$4,404	$5,047	$4,997	$11,286	$13,788	$21,141
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$19.92	$17.85	$18.45	$16.97	$18.03	$16.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.24	$0.22	$0.30	$0.26	$0.23(c)
Net realized and unrealized gain (loss)	(1.67)	3.21	(0.02)	1.69	(0.80)	1.71
Total from investment operations	$(1.56)	$3.45	$0.20	$1.99	$(0.54)	$1.94
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.35)	$(0.29)	$(0.23)	$(0.28)	$(0.28)
From net realized gain	(1.63)	(1.03)	(0.51)	(0.28)	(0.24)	—
Total distributions declared to shareholders	$(1.72)	$(1.38)	$(0.80)	$(0.51)	$(0.52)	$(0.28)
Net asset value, end of period (x)	$16.64	$19.92	$17.85	$18.45	$16.97	$18.03
Total return (%) (r)(s)(t)(x)	(8.63)(n)	19.88	1.05	12.01	(3.14)	11.94(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17(a)	1.16	1.17	1.16	1.15	1.20(c)
Expenses after expense reductions (f)	1.09(a)	1.09	1.09	1.09	1.09	1.09(c)
Net investment income (loss)	1.17(a)	1.24	1.25	1.69	1.47	1.35(c)
Portfolio turnover	37(n)	94	89	65	52	41
Net assets at end of period (000 omitted)	$16,331	$19,529	$19,799	$20,300	$18,795	$21,193
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$20.02	$17.93	$18.54	$17.05	$18.11	$16.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.29	$0.27	$0.34	$0.31	$0.27(c)
Net realized and unrealized gain (loss)	(1.68)	3.23	(0.04)	1.70	(0.81)	1.72
Total from investment operations	$(1.55)	$3.52	$0.23	$2.04	$(0.50)	$1.99
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.40)	$(0.33)	$(0.27)	$(0.32)	$(0.32)
From net realized gain	(1.63)	(1.03)	(0.51)	(0.28)	(0.24)	—
Total distributions declared to shareholders	$(1.74)	$(1.43)	$(0.84)	$(0.55)	$(0.56)	$(0.32)
Net asset value, end of period (x)	$16.73	$20.02	$17.93	$18.54	$17.05	$18.11
Total return (%) (r)(s)(t)(x)	(8.53)(n)	20.19	1.25	12.30	(2.87)	12.20(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92(a)	0.91	0.92	0.91	0.90	0.95(c)
Expenses after expense reductions (f)	0.84(a)	0.84	0.84	0.84	0.84	0.84(c)
Net investment income (loss)	1.47(a)	1.50	1.51	1.95	1.71	1.59(c)
Portfolio turnover	37(n)	94	89	65	52	41
Net assets at end of period (000 omitted)	$5,917	$6,058	$6,461	$7,570	$7,514	$6,063
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$19.75	$17.71	$18.32	$16.85	$17.91	$16.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.31	$0.28	$0.35	$0.33	$0.28(c)
Net realized and unrealized gain (loss)	(1.65)	3.18	(0.03)	1.69	(0.81)	1.70
Total from investment operations	$(1.51)	$3.49	$0.25	$2.04	$(0.48)	$1.98
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.42)	$(0.35)	$(0.29)	$(0.34)	$(0.33)
From net realized gain	(1.63)	(1.03)	(0.51)	(0.28)	(0.24)	—
Total distributions declared to shareholders	$(1.75)	$(1.45)	$(0.86)	$(0.57)	$(0.58)	$(0.33)
Net asset value, end of period (x)	$16.49	$19.75	$17.71	$18.32	$16.85	$17.91
Total return (%) (r)(s)(t)(x)	(8.44)(n)	20.26	1.36	12.44	(2.82)	12.33(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83(a)	0.82	0.83	0.82	0.81	0.84(c)
Expenses after expense reductions (f)	0.75(a)	0.75	0.75	0.75	0.75	0.74(c)
Net investment income (loss)	1.53(a)	1.58	1.60	2.03	1.83	1.63(c)
Portfolio turnover	37(n)	94	89	65	52	41
Net assets at end of period (000 omitted)	$233,629	$261,619	$229,244	$230,324	$363,364	$347,795

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global Total Return Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid

Notes to Financial Statements (unaudited) - continued
quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an

Notes to Financial Statements (unaudited) - continued
investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2022 in valuing the fund's assets and liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$535,358,990	$—	$—	$535,358,990
Switzerland	—	67,450,566	—	67,450,566
United Kingdom	7,287,140	59,042,411	—	66,329,551
Japan	10,052,866	51,443,107	—	61,495,973
France	—	41,685,547	—	41,685,547
Canada	32,277,717	—	—	32,277,717
Germany	14,780,443	14,296,725	—	29,077,168
Netherlands	—	18,422,074	—	18,422,074
South Korea	—	16,841,136	—	16,841,136
Other Countries	32,086,800	56,797,436	0	88,884,236
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	53,170,715	—	53,170,715
Non - U.S. Sovereign Debt	—	250,041,069	—	250,041,069
Municipal Bonds	—	6,142,969	—	6,142,969
U.S. Corporate Bonds	—	97,267,405	—	97,267,405
Residential Mortgage-Backed Securities	—	46,047,646	—	46,047,646
Commercial Mortgage-Backed Securities	—	23,003,297	—	23,003,297
Asset-Backed Securities (including CDOs)	—	29,700,736	—	29,700,736
Foreign Bonds	—	95,720,029	—	95,720,029
Mutual Funds	16,050,965	—	—	16,050,965
Total	$647,894,921	$927,072,868	$0	$1,574,967,789
Other Financial Instruments
Futures Contracts – Assets	$8,053,195	$—	$—	$8,053,195
Futures Contracts – Liabilities	(1,151,688)	—	—	(1,151,688)
Forward Foreign Currency Exchange Contracts – Assets	—	4,727,141	—	4,727,141
Forward Foreign Currency Exchange Contracts – Liabilities	—	(5,557,466)	—	(5,557,466)
Swap Agreements – Assets	—	155,196	—	155,196
Swap Agreements – Liabilities	—	(30,223)	—	(30,223)
For further information regarding security characteristics, see the Portfolio of Investments. At April 30, 2022, the fund held two level 3 securities valued at $0.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Notes to Financial Statements (unaudited) - continued
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$8,053,195	$(1,151,688)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	4,727,141	(5,557,466)
Credit	Uncleared Swap Agreements	155,196	(30,223)
Total		$12,935,532	$(6,739,377)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$4,390,074	$ —	$ —	$1,791,495	$ —
Foreign Exchange	—	—	(2,822,290)	(157,729)	—
Credit	—	37,084	—	(17,481)	22,174
Total	$4,390,074	$37,084	$(2,822,290)	$1,616,285	$22,174
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$4,747,676	$ —	$ —	$(322,752)
Foreign Exchange	—	—	86,854	—
Credit	—	(84,507)	—	—
Total	$4,747,676	$(84,507)	$86,854	$(322,752)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or

Notes to Financial Statements (unaudited) - continued
delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Written Options — In exchange for a premium, the fund wrote call options on securities for which it anticipated the price would decline and also wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.

Notes to Financial Statements (unaudited) - continued
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Notes to Financial Statements (unaudited) - continued
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the

Notes to Financial Statements (unaudited) - continued
cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swap agreements in a net liability position as of April 30, 2022 is disclosed in the footnotes to the Portfolio of Investments. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. If a defined credit event had occurred as of April 30, 2022, the swap agreement's credit-risk-related contingent features would have been triggered and, for those swap agreements in a net liability position for which the fund is the protection seller, the fund in order to settle these swap agreements would have been required to either (1) pay the swap agreement’s notional value of $2,113,000 less the value of the agreements’ related deliverable obligations as decided through an ISDA auction or

Notes to Financial Statements (unaudited) - continued
(2) pay the notional value of the swap agreements in return for physical receipt of the deliverable obligations. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $522,031. The fair value of the fund's investment securities on loan and a related liability of $537,806 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted

Notes to Financial Statements (unaudited) - continued
accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales

Notes to Financial Statements (unaudited) - continued
and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net

Notes to Financial Statements (unaudited) - continued
asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/21
Ordinary income (including any short-term capital gains)	$35,867,262
Long-term capital gains	92,030,890
Total distributions	$127,898,152
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/22
Cost of investments	$1,387,466,229
Gross appreciation	281,901,539
Gross depreciation	(94,399,979)
Net unrealized appreciation (depreciation)	$ 187,501,560
As of 10/31/21
Undistributed ordinary income	17,238,485
Undistributed long-term capital gain	135,633,098
Other temporary differences	167,382
Net unrealized appreciation (depreciation)	379,993,844
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/22	Year ended 10/31/21
Class A	$68,649,040	$53,672,718
Class B	1,395,205	1,273,029
Class C	9,401,182	9,445,301
Class I	51,893,010	42,285,015
Class R1	202,464	164,770
Class R2	431,823	361,052
Class R3	1,758,530	1,519,960
Class R4	506,136	497,220
Class R6	23,031,130	18,679,087
Total	$157,268,520	$127,898,152
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	0.84%
In excess of $500 million and up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 29, 2024. For the six months ended April 30, 2022, this management fee reduction amounted to $121,408, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2022 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.09%	1.84%	1.84%	0.84%	1.84%	1.34%	1.09%	0.84%	0.78%

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2023. For the six months ended April 30, 2022, this reduction amounted to $566,935, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $32,554 for the six months ended April 30, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 962,485
Class B	0.75%	0.25%	1.00%	1.00%	79,373
Class C	0.75%	0.25%	1.00%	1.00%	529,483
Class R1	0.75%	0.25%	1.00%	1.00%	11,947
Class R2	0.25%	0.25%	0.50%	0.50%	12,361
Class R3	—	0.25%	0.25%	0.25%	23,775
Total Distribution and Service Fees					$1,619,424
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2022, this rebate amounted to $376 and $3 for Class A and Class B, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2022, were as follows:
Amount
Class A	$8,403
Class B	3,417
Class C	2,428
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2022, the fee was $78,158, which equated to 0.0090% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $741,021.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2022 was equivalent to an annual effective rate of 0.0145% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2022, the fund engaged in sale transactions pursuant to this policy, which amounted to $1,903,265. The sales transactions resulted in net realized gains (losses) of $6,136.

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended April 30, 2022, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$128,031,894	$141,731,765
Non-U.S. Government securities	505,531,589	538,435,887
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/22		Year ended 10/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,069,412	$37,573,500	4,373,697	$84,778,727
Class B	5,237	97,927	4,856	93,924
Class C	170,241	3,145,391	374,840	7,327,015
Class I	2,584,481	46,844,534	5,299,816	101,702,117
Class R1	15,118	267,969	10,650	208,208
Class R2	36,001	641,401	41,301	792,127
Class R3	247,239	4,577,503	152,610	2,961,078
Class R4	55,203	987,365	70,946	1,392,577
Class R6	1,500,948	27,165,521	2,836,265	54,659,503
	6,683,880	$121,301,111	13,164,981	$253,915,276
Shares issued to shareholders in reinvestment of distributions
Class A	3,411,733	$62,639,006	2,617,171	$49,281,894
Class B	69,343	1,307,804	61,966	1,190,152
Class C	481,969	8,926,071	456,350	8,622,444
Class I	2,462,203	44,579,213	1,946,797	36,241,395
Class R1	11,015	202,464	8,773	164,770
Class R2	21,167	383,969	16,877	313,997
Class R3	96,147	1,758,530	81,087	1,519,960
Class R4	27,456	504,763	26,086	491,887
Class R6	1,090,877	19,748,814	855,542	15,932,843
	7,671,910	$140,050,634	6,070,649	$113,759,342

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/22		Year ended 10/31/21
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(3,561,402)	$(65,196,174)	(5,442,782)	$(105,840,131)
Class B	(162,266)	(3,008,901)	(277,760)	(5,539,888)
Class C	(1,098,825)	(20,027,172)	(3,088,516)	(60,085,012)
Class I	(4,376,683)	(79,132,783)	(6,637,545)	(127,588,510)
Class R1	(9,004)	(161,486)	(31,518)	(612,574)
Class R2	(45,549)	(800,060)	(84,828)	(1,629,465)
Class R3	(342,571)	(6,191,556)	(362,528)	(6,909,193)
Class R4	(31,667)	(595,722)	(154,759)	(3,027,858)
Class R6	(1,667,568)	(30,086,904)	(3,392,351)	(65,307,757)
	(11,295,535)	$(205,200,758)	(19,472,587)	$(376,540,388)
Net change
Class A	1,919,743	$35,016,332	1,548,086	$28,220,490
Class B	(87,686)	(1,603,170)	(210,938)	(4,255,812)
Class C	(446,615)	(7,955,710)	(2,257,326)	(44,135,553)
Class I	670,001	12,290,964	609,068	10,355,002
Class R1	17,129	308,947	(12,095)	(239,596)
Class R2	11,619	225,310	(26,650)	(523,341)
Class R3	815	144,477	(128,831)	(2,428,155)
Class R4	50,992	896,406	(57,727)	(1,143,394)
Class R6	924,257	16,827,431	299,456	5,284,589
	3,060,255	$56,150,987	(236,957)	$(8,865,770)
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of Daily Simple SOFR plus 0.10%, the Federal Funds Effective Rate, and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its

Notes to Financial Statements (unaudited) - continued
borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2022, the fund’s commitment fee and interest expense were $3,366 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$57,314,626	$284,343,916	$326,145,384	$167	$(166)	$15,513,159

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$22,016	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints

Notes to Financial Statements (unaudited) - continued
or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
April 30, 2022
MFS®  Utilities Fund
MMU-SEM

MFS® Utilities Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and the evolving geopolitical landscape in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve has hiked rates at consecutive meetings for the first time since 2006 and raised rates by more than 0.25% for the first time since 2000. Additional half-point hikes are expected at the Fed’s next two meetings as it seeks to adopt a neutral monetary policy stance before the end of the year. Richly valued growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The number of coronavirus cases outside of Asia remains well below prior peaks, and fewer are seriously ill. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lockdowns in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team, guided by a commitment to long-term fundamental investing, seeks to uncover what we believe are the best, most durable investment ideas in markets around the world. The result — combining collective expertise, long-term discipline, and thoughtful risk management — is what we consider to be a unique global investment platform that enables us to create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
June 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
NextEra Energy, Inc.	9.1%
Sempra Energy	5.4%
Dominion Energy, Inc.	5.1%
Southern Co.	4.7%
PG&E Corp.	4.2%
Exelon Corp.	3.8%
American Electric Power Co., Inc.	3.5%
EDP Renovaveis S.A.	3.5%
DTE Energy Co.	3.4%
Edison International	3.3%
Top five industries
Utilities - Electric Power	81.4%
Telecommunications - Wireless	6.1%
Energy - Renewables	5.1%
Natural Gas - Distribution	3.0%
Cable TV	1.7%
Issuer country weightings (x)
United States	73.4%
Spain	6.3%
Portugal	4.6%
United Kingdom	4.3%
Germany	3.6%
Italy	2.5%
Canada	1.7%
Brazil	1.2%
Greece	0.7%
Other Countries	1.7%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2021 through April 30, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Expenses Paid During Period (p) 11/01/21-4/30/22
A	Actual	0.99%	$1,000.00	$1,050.46	$5.03
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
B	Actual	1.74%	$1,000.00	$1,046.70	$8.83
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
C	Actual	1.74%	$1,000.00	$1,046.73	$8.83
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
I	Actual	0.74%	$1,000.00	$1,051.50	$3.76
	Hypothetical (h)	0.74%	$1,000.00	$1,021.12	$3.71
R1	Actual	1.73%	$1,000.00	$1,046.23	$8.78
	Hypothetical (h)	1.73%	$1,000.00	$1,016.22	$8.65
R2	Actual	1.24%	$1,000.00	$1,049.31	$6.30
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21
R3	Actual	0.99%	$1,000.00	$1,050.50	$5.03
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R4	Actual	0.74%	$1,000.00	$1,051.69	$3.76
	Hypothetical (h)	0.74%	$1,000.00	$1,021.12	$3.71
R6	Actual	0.65%	$1,000.00	$1,051.96	$3.31
	Hypothetical (h)	0.65%	$1,000.00	$1,021.57	$3.26
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
4/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.5%
Cable TV – 1.7%
Charter Communications, Inc., “A” (a)	127,066	$ 54,446,510
Energy - Renewables – 5.1%
AES Corp.	2,598,030	$ 53,051,773
EDP Renovaveis S.A.	4,792,268	113,896,520
		$ 166,948,293
Natural Gas - Distribution – 3.0%
Atmos Energy Corp.	544,185	$ 61,710,579
China Resources Gas Group Ltd.	5,300,000	19,978,346
UGI Corp.	473,425	16,238,478
		$ 97,927,403
Telecommunications - Wireless – 6.1%
Cellnex Telecom S.A.	2,151,637	$ 100,573,001
KDDI Corp.	585,400	19,409,216
Rogers Communications, Inc.	586,479	31,947,846
SBA Communications Corp., REIT	140,061	48,616,574
		$ 200,546,637
Telephone Services – 0.7%
Hellenic Telecommunications Organization S.A.	1,220,149	$ 23,684,410
Utilities - Electric Power – 80.9%
ALLETE, Inc.	479,128	$ 28,431,456
Alliant Energy Corp.	865,531	50,901,878
Ameren Corp.	678,138	62,999,020
American Electric Power Co., Inc.	1,159,829	114,950,652
CenterPoint Energy, Inc.	2,182,485	66,805,866
Constellation Energy	1,081,725	64,048,937
Dominion Energy, Inc.	2,062,813	168,408,053
DTE Energy Co.	838,028	109,815,189
Duke Energy Corp.	273,571	30,136,581
E.ON SE	2,201,305	23,060,109
Edison International	1,559,343	107,267,205
Electricite de France S.A.	1,628,890	14,728,988
Emera, Inc. (l)	474,423	22,907,764
Enel S.p.A.	12,730,005	82,274,806
Energias de Portugal S.A.	8,226,319	38,299,187
Energisa S.A., IEU	1,002,900	9,663,964
Entergy Corp.	652,648	77,567,215
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Equatorial Energia S.A.	3,330,800	$ 17,273,984
Evergy, Inc.	1,054,093	71,520,210
Exelon Corp.	2,632,012	123,125,521
FirstEnergy Corp.	1,690,353	73,209,189
Iberdrola S.A.	9,325,674	106,552,554
National Grid PLC	2,467,345	36,684,900
Neoenergia S.A.	2,903,100	11,027,664
NextEra Energy, Inc.	4,213,075	299,212,587
PG&E Corp. (a)	10,930,213	138,267,195
Pinnacle West Capital Corp.	577,081	41,088,167
Portland General Electric Co.	332,060	15,716,400
PPL Corp.	1,132,471	32,060,254
Public Service Enterprise Group, Inc.	935,049	65,135,513
RWE AG	2,240,742	93,585,644
Sempra Energy	1,092,290	176,251,914
Southern Co.	2,105,011	154,486,757
SSE PLC	4,531,308	105,552,408
Vistra Corp.	574,260	14,367,985
		$ 2,647,385,716
Total Common Stocks (Identified Cost, $2,255,770,977)		$ 3,190,938,969
Convertible Preferred Stocks – 0.5%
Utilities - Electric Power – 0.5%
DTE Energy Co., 6.25%	175,400	$ 9,190,960
NextEra Energy, Inc., 5.279%	175,500	8,232,705
Total Convertible Preferred Stocks (Identified Cost, $14,864,754)		$ 17,423,665
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 0.28% (v) (Identified Cost, $45,209,108)	45,209,108	$ 45,209,108

Other Assets, Less Liabilities – 0.6%		19,012,992
Net Assets – 100.0%		$ 3,272,584,734

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $45,209,108 and $3,208,362,634, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
6

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
IEU	International Equity Unit
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Derivative Contracts at 4/30/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	4,344,505	CAD	5,489,000	Merrill Lynch International	7/15/2022	$72,917
USD	35,829,000	CAD	44,901,153	UBS AG	7/15/2022	886,528
USD	290,923,859	EUR	264,216,823	BNP Paribas S.A.	7/15/2022	11,116,148
USD	96,982,293	EUR	88,540,407	JPMorgan Chase Bank N.A.	7/15/2022	3,217,299
USD	2,713,590	EUR	2,484,136	Morgan Stanley Capital Services, Inc.	7/15/2022	82,870
USD	81,958,084	GBP	62,498,396	Deutsche Bank AG	7/15/2022	3,347,224
USD	7,921,078	GBP	6,039,000	Merrill Lynch International	7/15/2022	325,188
						$19,048,174
Liability Derivatives
CAD	2,507,527	USD	1,982,851	Merrill Lynch International	7/15/2022	$(31,472)
EUR	357,864	USD	395,207	Citibank N.A.	7/15/2022	(16,226)
						$(47,698)
See Notes to Financial Statements
7

Financial Statements
Statement of Assets and Liabilities
At 4/30/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $11,513,307 of securities on loan (identified cost, $2,270,635,731)	$3,208,362,634
Investments in affiliated issuers, at value (identified cost, $45,209,108)	45,209,108
Foreign currency, at value (identified cost, $126,814)	129,435
Receivables for
Forward foreign currency exchange contracts	19,048,174
Fund shares sold	5,166,790
Interest and dividends	6,355,349
Other assets	40,619
Total assets	$3,284,312,109
Liabilities
Payable to custodian	$141,270
Payables for
Forward foreign currency exchange contracts	47,698
Investments purchased	8,386,459
Fund shares reacquired	1,868,334
Payable to affiliates
Investment adviser	158,415
Administrative services fee	4,651
Shareholder servicing costs	895,831
Distribution and service fees	62,524
Payable for independent Trustees' compensation	7,891
Accrued expenses and other liabilities	154,302
Total liabilities	$11,727,375
Net assets	$3,272,584,734
Net assets consist of
Paid-in capital	$2,196,981,726
Total distributable earnings (loss)	1,075,603,008
Net assets	$3,272,584,734
Shares of beneficial interest outstanding	134,074,714
8

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,985,402,265	81,410,841	$24.39
Class B	42,103,365	1,737,098	24.24
Class C	132,542,980	5,468,671	24.24
Class I	732,554,803	29,883,562	24.51
Class R1	4,984,636	206,394	24.15
Class R2	40,091,577	1,649,982	24.30
Class R3	217,121,301	8,910,336	24.37
Class R4	27,121,425	1,110,568	24.42
Class R6	90,662,382	3,697,262	24.52

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $25.88 [100 / 94.25 x $24.39]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
9

Financial Statements
Statement of Operations
Six months ended 4/30/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$46,983,522
Other	88,363
Income on securities loaned	41,345
Dividends from affiliated issuers	18,837
Foreign taxes withheld	(1,445,934)
Total investment income	$45,686,133
Expenses
Management fee	$9,518,673
Distribution and service fees	3,741,971
Shareholder servicing costs	1,752,151
Administrative services fee	227,625
Independent Trustees' compensation	22,073
Custodian fee	182,380
Shareholder communications	67,869
Audit and tax fees	32,912
Legal fees	7,706
Miscellaneous	111,033
Total expenses	$15,664,393
Fees paid indirectly	(1,617)
Reduction of expenses by investment adviser and distributor	(223,423)
Net expenses	$15,439,353
Net investment income (loss)	$30,246,780
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $798,164 country tax)	$99,150,432
Forward foreign currency exchange contracts	28,863,466
Foreign currency	(137,005)
Net realized gain (loss)	$127,876,893
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $246,880 decrease in deferred country tax)	$(18,124,915)
Forward foreign currency exchange contracts	17,659,986
Translation of assets and liabilities in foreign currencies	(102,957)
Net unrealized gain (loss)	$(567,886)
Net realized and unrealized gain (loss)	$127,309,007
Change in net assets from operations	$157,555,787
See Notes to Financial Statements
10

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21
Change in net assets
From operations
Net investment income (loss)	$30,246,780	$63,220,532
Net realized gain (loss)	127,876,893	89,255,386
Net unrealized gain (loss)	(567,886)	392,059,377
Change in net assets from operations	$157,555,787	$544,535,295
Total distributions to shareholders	$(165,075,961)	$(161,630,114)
Change in net assets from fund share transactions	$88,471,573	$(204,657,745)
Total change in net assets	$80,951,399	$178,247,436
Net assets
At beginning of period	3,191,633,335	3,013,385,899
At end of period	$3,272,584,734	$3,191,633,335
See Notes to Financial Statements
11

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$24.45	$21.65	$23.54	$20.08	$20.46	$18.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.46	$0.54	$0.55	$0.55	$0.51(c)
Net realized and unrealized gain (loss)	0.98	3.52	(0.93)	3.73	(0.35)	2.15
Total from investment operations	$1.21	$3.98	$(0.39)	$4.28	$0.20	$2.66
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.26)	$(0.31)	$(0.49)	$(0.50)	$(0.69)
From net realized gain	(1.06)	(0.92)	(1.19)	(0.33)	(0.08)	—
Total distributions declared to shareholders	$(1.27)	$(1.18)	$(1.50)	$(0.82)	$(0.58)	$(0.69)
Net asset value, end of period (x)	$24.39	$24.45	$21.65	$23.54	$20.08	$20.46
Total return (%) (r)(s)(t)(x)	5.05(n)	18.90	(1.70)	21.94	0.98	14.73(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00(a)	1.00	1.00	1.00	1.00	1.01(c)
Expenses after expense reductions (f)	0.99(a)	0.99	0.99	0.99	0.99	1.01(c)
Net investment income (loss)	1.88(a)	1.98	2.51	2.51	2.70	2.64(c)
Portfolio turnover	15(n)	12	30	30	23	24
Net assets at end of period (000 omitted)	$1,985,402	$1,951,571	$1,744,515	$1,956,524	$1,706,956	$1,951,500
See Notes to Financial Statements
12

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$24.30	$21.53	$23.42	$19.98	$20.36	$18.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.30	$0.38	$0.38	$0.39	$0.36(c)
Net realized and unrealized gain (loss)	0.98	3.49	(0.93)	3.72	(0.35)	2.14
Total from investment operations	$1.12	$3.79	$(0.55)	$4.10	$0.04	$2.50
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.10)	$(0.15)	$(0.33)	$(0.34)	$(0.54)
From net realized gain	(1.06)	(0.92)	(1.19)	(0.33)	(0.08)	—
Total distributions declared to shareholders	$(1.18)	$(1.02)	$(1.34)	$(0.66)	$(0.42)	$(0.54)
Net asset value, end of period (x)	$24.24	$24.30	$21.53	$23.42	$19.98	$20.36
Total return (%) (r)(s)(t)(x)	4.67(n)	18.02	(2.45)	21.02	0.22	13.87(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75(a)	1.75	1.75	1.75	1.75	1.76(c)
Expenses after expense reductions (f)	1.74(a)	1.74	1.74	1.74	1.74	1.76(c)
Net investment income (loss)	1.15(a)	1.27	1.75	1.76	1.94	1.89(c)
Portfolio turnover	15(n)	12	30	30	23	24
Net assets at end of period (000 omitted)	$42,103	$49,750	$63,594	$99,924	$113,779	$156,814
See Notes to Financial Statements
13

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$24.30	$21.53	$23.42	$19.98	$20.36	$18.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.30	$0.38	$0.38	$0.38	$0.36(c)
Net realized and unrealized gain (loss)	0.98	3.49	(0.93)	3.72	(0.34)	2.14
Total from investment operations	$1.12	$3.79	$(0.55)	$4.10	$0.04	$2.50
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.10)	$(0.15)	$(0.33)	$(0.34)	$(0.54)
From net realized gain	(1.06)	(0.92)	(1.19)	(0.33)	(0.08)	—
Total distributions declared to shareholders	$(1.18)	$(1.02)	$(1.34)	$(0.66)	$(0.42)	$(0.54)
Net asset value, end of period (x)	$24.24	$24.30	$21.53	$23.42	$19.98	$20.36
Total return (%) (r)(s)(t)(x)	4.67(n)	18.00	(2.45)	21.02	0.21	13.87(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75(a)	1.75	1.75	1.75	1.75	1.76(c)
Expenses after expense reductions (f)	1.74(a)	1.74	1.74	1.74	1.74	1.76(c)
Net investment income (loss)	1.14(a)	1.28	1.76	1.75	1.91	1.90(c)
Portfolio turnover	15(n)	12	30	30	23	24
Net assets at end of period (000 omitted)	$132,543	$149,761	$230,614	$370,036	$424,769	$640,795
See Notes to Financial Statements
14

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$24.57	$21.74	$23.64	$20.16	$20.54	$18.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.53	$0.60	$0.60	$0.60	$0.56(c)
Net realized and unrealized gain (loss)	0.98	3.54	(0.94)	3.76	(0.35)	2.16
Total from investment operations	$1.24	$4.07	$(0.34)	$4.36	$0.25	$2.72
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.32)	$(0.37)	$(0.55)	$(0.55)	$(0.74)
From net realized gain	(1.06)	(0.92)	(1.19)	(0.33)	(0.08)	—
Total distributions declared to shareholders	$(1.30)	$(1.24)	$(1.56)	$(0.88)	$(0.63)	$(0.74)
Net asset value, end of period (x)	$24.51	$24.57	$21.74	$23.64	$20.16	$20.54
Total return (%) (r)(s)(t)(x)	5.15(n)	19.23	(1.49)	22.26	1.22	15.02(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75(a)	0.75	0.75	0.75	0.75	0.76(c)
Expenses after expense reductions (f)	0.74(a)	0.74	0.74	0.74	0.74	0.76(c)
Net investment income (loss)	2.12(a)	2.24	2.76	2.77	2.93	2.86(c)
Portfolio turnover	15(n)	12	30	30	23	24
Net assets at end of period (000 omitted)	$732,555	$687,188	$626,500	$698,558	$587,221	$682,272
See Notes to Financial Statements
15

Financial Highlights – continued
Class R1	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$24.23	$21.47	$23.37	$19.94	$20.32	$18.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.28	$0.37	$0.38	$0.39	$0.36(c)
Net realized and unrealized gain (loss)	0.97	3.51	(0.92)	3.71	(0.34)	2.13
Total from investment operations	$1.10	$3.79	$(0.55)	$4.09	$0.05	$2.49
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.11)	$(0.16)	$(0.33)	$(0.35)	$(0.54)
From net realized gain	(1.06)	(0.92)	(1.19)	(0.33)	(0.08)	—
Total distributions declared to shareholders	$(1.18)	$(1.03)	$(1.35)	$(0.66)	$(0.43)	$(0.54)
Net asset value, end of period (x)	$24.15	$24.23	$21.47	$23.37	$19.94	$20.32
Total return (%) (r)(s)(t)(x)	4.62(n)	18.06	(2.48)	21.03	0.23	13.84(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75(a)	1.75	1.75	1.75	1.75	1.76(c)
Expenses after expense reductions (f)	1.73(a)	1.74	1.74	1.74	1.74	1.76(c)
Net investment income (loss)	1.14(a)	1.23	1.75	1.77	1.93	1.90(c)
Portfolio turnover	15(n)	12	30	30	23	24
Net assets at end of period (000 omitted)	$4,985	$5,126	$5,171	$6,561	$6,453	$7,623
See Notes to Financial Statements
16

Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$24.36	$21.58	$23.47	$20.03	$20.40	$18.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.41	$0.48	$0.49	$0.50	$0.46(c)
Net realized and unrealized gain (loss)	0.98	3.50	(0.92)	3.72	(0.35)	2.14
Total from investment operations	$1.18	$3.91	$(0.44)	$4.21	$0.15	$2.60
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.21)	$(0.26)	$(0.44)	$(0.44)	$(0.64)
From net realized gain	(1.06)	(0.92)	(1.19)	(0.33)	(0.08)	—
Total distributions declared to shareholders	$(1.24)	$(1.13)	$(1.45)	$(0.77)	$(0.52)	$(0.64)
Net asset value, end of period (x)	$24.30	$24.36	$21.58	$23.47	$20.03	$20.40
Total return (%) (r)(s)(t)(x)	4.93(n)	18.60	(1.96)	21.59	0.77	14.42(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25(a)	1.25	1.25	1.25	1.25	1.26(c)
Expenses after expense reductions (f)	1.24(a)	1.24	1.24	1.24	1.24	1.26(c)
Net investment income (loss)	1.63(a)	1.74	2.26	2.26	2.46	2.39(c)
Portfolio turnover	15(n)	12	30	30	23	24
Net assets at end of period (000 omitted)	$40,092	$41,968	$41,020	$59,224	$57,733	$78,248
See Notes to Financial Statements
17

Financial Highlights – continued
Class R3	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$24.43	$21.63	$23.52	$20.07	$20.45	$18.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.47	$0.54	$0.57	$0.55	$0.51(c)
Net realized and unrealized gain (loss)	0.99	3.51	(0.93)	3.71	(0.35)	2.15
Total from investment operations	$1.21	$3.98	$(0.39)	$4.28	$0.20	$2.66
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.26)	$(0.31)	$(0.50)	$(0.50)	$(0.69)
From net realized gain	(1.06)	(0.92)	(1.19)	(0.33)	(0.08)	—
Total distributions declared to shareholders	$(1.27)	$(1.18)	$(1.50)	$(0.83)	$(0.58)	$(0.69)
Net asset value, end of period (x)	$24.37	$24.43	$21.63	$23.52	$20.07	$20.45
Total return (%) (r)(s)(t)(x)	5.05(n)	18.91	(1.71)	21.92	0.97	14.74(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00(a)	1.00	1.00	1.00	1.00	1.01(c)
Expenses after expense reductions (f)	0.99(a)	0.99	0.99	0.99	0.99	1.01(c)
Net investment income (loss)	1.88(a)	1.99	2.51	2.63	2.71	2.64(c)
Portfolio turnover	15(n)	12	30	30	23	24
Net assets at end of period (000 omitted)	$217,121	$201,006	$201,509	$279,639	$72,490	$99,454
See Notes to Financial Statements
18

Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$24.48	$21.67	$23.56	$20.10	$20.48	$18.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.53	$0.60	$0.60	$0.61	$0.56(c)
Net realized and unrealized gain (loss)	0.98	3.52	(0.93)	3.74	(0.36)	2.15
Total from investment operations	$1.24	$4.05	$(0.33)	$4.34	$0.25	$2.71
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.32)	$(0.37)	$(0.55)	$(0.55)	$(0.74)
From net realized gain	(1.06)	(0.92)	(1.19)	(0.33)	(0.08)	—
Total distributions declared to shareholders	$(1.30)	$(1.24)	$(1.56)	$(0.88)	$(0.63)	$(0.74)
Net asset value, end of period (x)	$24.42	$24.48	$21.67	$23.56	$20.10	$20.48
Total return (%) (r)(s)(t)(x)	5.17(n)	19.19	(1.46)	22.22	1.22	15.01(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75(a)	0.75	0.75	0.75	0.75	0.76(c)
Expenses after expense reductions (f)	0.74(a)	0.74	0.74	0.74	0.74	0.76(c)
Net investment income (loss)	2.12(a)	2.25	2.76	2.76	3.01	2.89(c)
Portfolio turnover	15(n)	12	30	30	23	24
Net assets at end of period (000 omitted)	$27,121	$25,766	$24,920	$49,530	$48,109	$79,612
See Notes to Financial Statements
19

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$24.58	$21.75	$23.64	$20.17	$20.54	$18.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.54	$0.61	$0.61	$0.61	$0.57(c)
Net realized and unrealized gain (loss)	0.98	3.54	(0.92)	3.76	(0.34)	2.17
Total from investment operations	$1.25	$4.08	$(0.31)	$4.37	$0.27	$2.74
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.33)	$(0.39)	$(0.57)	$(0.56)	$(0.76)
From net realized gain	(1.06)	(0.92)	(1.19)	(0.33)	(0.08)	—
Total distributions declared to shareholders	$(1.31)	$(1.25)	$(1.58)	$(0.90)	$(0.64)	$(0.76)
Net asset value, end of period (x)	$24.52	$24.58	$21.75	$23.64	$20.17	$20.54
Total return (%) (r)(s)(t)(x)	5.20(n)	19.31	(1.36)	22.29	1.36	15.13(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66(a)	0.66	0.66	0.66	0.66	0.66(c)
Expenses after expense reductions (f)	0.65(a)	0.65	0.65	0.65	0.65	0.66(c)
Net investment income (loss)	2.21(a)	2.29	2.84	2.84	3.02	2.93(c)
Portfolio turnover	15(n)	12	30	30	23	24
Net assets at end of period (000 omitted)	$90,662	$79,499	$75,542	$92,437	$119,752	$136,631

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
20

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Utilities Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency
21

Notes to Financial Statements (unaudited) - continued
exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted
22

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,337,261,323	$—	$—	$2,337,261,323
Spain	—	207,125,555	—	207,125,555
Portugal	—	152,195,707	—	152,195,707
United Kingdom	—	142,237,308	—	142,237,308
Germany	116,645,753	—	—	116,645,753
Italy	—	82,274,806	—	82,274,806
Canada	54,855,610	—	—	54,855,610
Brazil	37,965,612	—	—	37,965,612
Greece	23,684,410	—	—	23,684,410
Other Countries	—	54,116,550	—	54,116,550
Mutual Funds	45,209,108	—	—	45,209,108
Total	$2,615,621,816	$637,949,926	$—	$3,253,571,742
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$19,048,174	$—	$19,048,174
Forward Foreign Currency Exchange Contracts – Liabilities	—	(47,698)	—	(47,698)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate
23

Notes to Financial Statements (unaudited) - continued
losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$19,048,174	$(47,698)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2022 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$28,863,466
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2022 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$17,659,986
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments
24

Notes to Financial Statements (unaudited) - continued
across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
25

Notes to Financial Statements (unaudited) - continued
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $11,513,307. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $12,521,888 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
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Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, derivative transactions, and certain preferred stock treated as debt for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/21
Ordinary income (including any short-term capital gains)	$35,726,050
Long-term capital gains	125,904,064
Total distributions	$161,630,114
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Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/22
Cost of investments	$2,328,341,124
Gross appreciation	934,817,480
Gross depreciation	(9,586,862)
Net unrealized appreciation (depreciation)	$ 925,230,618
As of 10/31/21
Undistributed ordinary income	23,603,383
Undistributed long-term capital gain	113,496,113
Other temporary differences	(46,905)
Net unrealized appreciation (depreciation)	946,070,591
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/22	Year ended 10/31/21
Class A	$100,252,466	$94,477,039
Class B	2,307,344	2,887,495
Class C	7,037,774	10,265,504
Class I	37,106,485	35,337,329
Class R1	248,669	240,493
Class R2	2,113,179	2,050,092
Class R3	10,308,762	10,618,983
Class R4	1,357,197	1,386,227
Class R6	4,344,085	4,366,952
Total	$165,075,961	$161,630,114
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $3 billion	0.60%
In excess of $3 billion and up to $10 billion	0.55%
In excess of $10 billion	0.50%
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Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 29, 2024. For the six months ended April 30, 2022, this management fee reduction amounted to $222,981, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2022 was equivalent to an annual effective rate of 0.58% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $94,283 for the six months ended April 30, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,427,805
Class B	0.75%	0.25%	1.00%	1.00%	229,247
Class C	0.75%	0.25%	1.00%	1.00%	702,197
Class R1	0.75%	0.25%	1.00%	1.00%	24,972
Class R2	0.25%	0.25%	0.50%	0.50%	102,894
Class R3	—	0.25%	0.25%	0.25%	254,856
Total Distribution and Service Fees					$3,741,971
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2022, this rebate amounted to $394, $5, $29, $3, and $11 for Class A, Class B, Class R1, Class R2, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.
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Notes to Financial Statements (unaudited) - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2022, were as follows:
Amount
Class A	$20,435
Class B	9,306
Class C	3,237
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2022, the fee was $266,047, which equated to 0.0167% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,486,104.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2022 was equivalent to an annual effective rate of 0.0143% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended April 30, 2022, this reimbursement amounted to $88,363, which is included in “Other” income in the Statement of Operations.
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Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended April 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $475,053,780 and $508,368,612, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/22		Year ended 10/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,606,854	$87,426,810	7,874,900	$180,815,780
Class B	12,806	314,149	14,845	335,287
Class C	245,473	5,951,709	513,953	11,949,650
Class I	3,161,715	77,212,168	4,844,245	112,942,915
Class R1	25,361	607,452	44,031	1,017,001
Class R2	329,988	7,864,334	348,948	8,065,585
Class R3	1,049,716	25,624,091	915,406	21,468,572
Class R4	208,268	5,063,004	212,326	4,877,568
Class R6	704,912	17,271,620	1,163,315	27,227,539
	9,345,093	$227,335,337	15,931,969	$368,699,897
Shares issued to shareholders in reinvestment of distributions
Class A	3,932,170	$94,399,310	3,919,494	$88,691,610
Class B	89,684	2,141,212	116,278	2,605,823
Class C	289,121	6,902,836	451,868	10,123,119
Class I	1,374,016	33,142,290	1,373,518	31,251,843
Class R1	10,450	248,669	10,756	240,493
Class R2	88,151	2,108,812	90,390	2,036,094
Class R3	429,745	10,308,762	469,846	10,618,947
Class R4	50,475	1,213,052	55,445	1,256,825
Class R6	145,723	3,516,764	131,172	2,987,409
	6,409,535	$153,981,707	6,618,767	$149,812,163
31

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/22		Year ended 10/31/21
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(5,950,810)	$(143,646,720)	(12,553,103)	$(292,087,220)
Class B	(412,490)	(9,890,525)	(1,037,361)	(23,985,070)
Class C	(1,228,304)	(29,337,757)	(5,513,991)	(124,958,158)
Class I	(2,622,039)	(63,691,606)	(7,059,825)	(164,223,053)
Class R1	(41,017)	(984,135)	(83,982)	(1,929,069)
Class R2	(490,734)	(11,613,467)	(617,443)	(14,268,315)
Class R3	(796,970)	(19,365,748)	(2,472,316)	(57,585,546)
Class R4	(200,666)	(4,877,954)	(365,253)	(8,494,981)
Class R6	(388,071)	(9,437,559)	(1,533,100)	(35,638,393)
	(12,131,101)	$(292,845,471)	(31,236,374)	$(723,169,805)
Net change
Class A	1,588,214	$38,179,400	(758,709)	$(22,579,830)
Class B	(310,000)	(7,435,164)	(906,238)	(21,043,960)
Class C	(693,710)	(16,483,212)	(4,548,170)	(102,885,389)
Class I	1,913,692	46,662,852	(842,062)	(20,028,295)
Class R1	(5,206)	(128,014)	(29,195)	(671,575)
Class R2	(72,595)	(1,640,321)	(178,105)	(4,166,636)
Class R3	682,491	16,567,105	(1,087,064)	(25,498,027)
Class R4	58,077	1,398,102	(97,482)	(2,360,588)
Class R6	462,564	11,350,825	(238,613)	(5,423,445)
	3,623,527	$88,471,573	(8,685,638)	$(204,657,745)
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of Daily Simple SOFR plus 0.10%, the Federal Funds Effective Rate, and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its
32

Notes to Financial Statements (unaudited) - continued
borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2022, the fund’s commitment fee and interest expense were $5,957 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$21,815,025	$196,730,212	$173,336,129	$—	$—	$45,209,108

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$18,837	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
33

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
34

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
35

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VI

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 15, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 15, 2022

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 15, 2022

*	Print name and title of each signing officer under his or her signature.